Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.5%
X 13,377,392 CORPORATE DEBT - 42.3%
X 13,377,392
Financials - 16.4%
$ 10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust
(3)
2.875% 8/14/24 BBB $ 9,604
2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB 1,870
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB 7,497
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 1/30/26 BBB 16,149
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB 16,140
5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB 4,822
1 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB 871
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB 6,553
4 Aetna Inc 4.500% 5/15/42 BBB 3,579
10 Aetna Inc 4.750% 3/15/44 BBB 9,099
12 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 11,530
10 Affiliated Managers Group Inc 3.300% 6/15/30 BBB+ 8,674
2 Air Lease Corp 3.875% 7/03/23 BBB 1,994
7 Air Lease Corp 0.800% 8/18/24 BBB 6,573
10 Air Lease Corp 3.250% 3/01/25 BBB 9,586
1 Air Lease Corp 1.875% 8/15/26 BBB 889
7 Air Lease Corp 2.200% 1/15/27 BBB 6,275
8 Air Lease Corp 3.625% 4/01/27 BBB 7,516
2 Air Lease Corp 3.250% 10/01/29 BBB 1,773
10 Air Lease Corp 3.000% 2/01/30 BBB 8,573
13 Aircastle Ltd 4.125% 5/01/24 BBB- 12,726
5 Alexandria Real Estate Equities Inc 1.875% 2/01/33 BBB+ 3,780
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 16,237
5 Ally Financial Inc 1.450% 10/02/23 BBB- 4,888
20 Ally Financial Inc (3) 7.100% 11/15/27 BBB- 20,655
18 Ally Financial Inc 2.200% 11/02/28 BBB- 14,660
1 Ally Financial Inc 8.000% 11/01/31 BBB- 1,055
100 American Express Co 4.990% 5/01/26 A- 99,963
13 American Homes 4 Rent LP 3.625% 4/15/32 BBB- 11,366
20 American International Group Inc 2.500% 6/30/25 BBB+ 18,993
9 Aon Corp 2.800% 5/15/30 BBB+ 7,922
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 845
5 Ares Capital Corp 3.875% 1/15/26 BBB- 4,660
7 Assurant Inc 3.700% 2/22/30 BBB 6,170
10 Assurant Inc 2.650% 1/15/32 BBB 7,628
1 Athene Holding Ltd 6.150% 4/03/30 BBB+ 1,002
17 AXIS Specialty Finance PLC 4.000% 12/06/27 BBB+ 16,459
44 Banco Santander SA 2.749% 12/03/30 BBB 34,889
100 Bank of America Corp 5.080% 1/20/27 A 99,809
34 Bank of America Corp 4.948% 7/22/28 A 33,883
100 Bank of America Corp 4.571% 4/27/33 A 95,381
100 Bank of America Corp (3) 5.015% 7/22/33 A 98,598
100 Bank of Montreal 5.200% 12/12/24 A 99,990
100 Bank of New York Mellon Corp/The 4.947% 4/26/27 A+ 100,722
6 Bank of Nova Scotia/The 3.450% 4/11/25 A 5,821
57 Bank of Nova Scotia/The 3.625% 10/27/81 BBB- 40,809
11 BankUnited Inc 5.125% 6/11/30 BBB- 9,374
1 Barclays PLC 1.007% 12/10/24 BBB+ 965
13 Barclays PLC 2.852% 5/07/26 BBB+ 12,250
13 Barclays PLC 5.200% 5/12/26 BBB 12,690
200 Barclays PLC 5.501% 8/09/28 BBB+ 199,439
3 Barclays PLC 5.088% 6/20/30 BBB 2,813
4 Barclays PLC 2.667% 3/10/32 BBB+ 3,185

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 4 Barclays PLC 2.894% 11/24/32 BBB+ $ 3,204
4 Barclays PLC 3.811% 3/10/42 BBB 2,903
10 BGC Partners Inc 5.375% 7/24/23 BBB- 9,966
12 BGC Partners Inc 3.750% 10/01/24 BBB- 11,576
6 Blackstone Private Credit Fund 4.700% 3/24/25 BBB- 5,788
24 Blackstone Private Credit Fund 2.625% 12/15/26 BBB- 20,437
16 Blackstone Secured Lending Fund 2.125% 2/15/27 BBB- 13,541
15 Boston Properties LP 3.400% 6/21/29 BBB+ 12,729
14 Brighthouse Financial Inc (3) 5.625% 5/15/30 BBB 13,674
11 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 10,075
24 Brown & Brown Inc 2.375% 3/15/31 BBB- 19,657
100 Canadian Imperial Bank of Commerce 5.001% 4/28/28 A 100,444
4 Capital One Financial Corp 3.900% 1/29/24 BBB+ 3,950
4 Capital One Financial Corp 1.343% 12/06/24 BBB+ 3,871
4 Capital One Financial Corp 4.250% 4/30/25 BBB+ 3,877
7 Capital One Financial Corp 4.166% 5/09/25 BBB+ 6,816
6 Capital One Financial Corp 1.878% 11/02/27 BBB+ 5,230
4 Capital One Financial Corp 3.800% 1/31/28 BBB+ 3,736
61 Capital One Financial Corp 4.927% 5/10/28 BBB+ 59,201
7 Capital One Financial Corp 3.273% 3/01/30 BBB+ 6,070
6 Capital One Financial Corp 2.359% 7/29/32 BBB 4,331
1 Capital One Financial Corp 5.268% 5/10/33 BBB+ 954
36 CI Financial Corp 3.200% 12/17/30 BBB- 26,722
9 Citigroup Inc 4.140% 5/24/25 A- 8,890
2 Citigroup Inc 3.290% 3/17/26 A- 1,930
20 Citigroup Inc 4.450% 9/29/27 BBB 19,543
1 Citigroup Inc 3.070% 2/24/28 A- 935
100 Citigroup Inc 4.658% 5/24/28 A- 99,107
150 Citigroup Inc 4.910% 5/24/33 A- 146,539
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 57,761
8 CNA Financial Corp 3.900% 5/01/29 BBB+ 7,601
8 CNO Financial Group Inc 5.250% 5/30/29 BBB- 7,614
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 18,824
46 Corebridge Financial Inc, 144A 3.850% 4/05/29 BBB+ 41,941
3 Corporate Office Properties LP 2.900% 12/01/33 BBB- 2,094
15 Credit Suisse AG/New York NY 3.700% 2/21/25 A- 14,208
5 CubeSmart LP 2.250% 12/15/28 BBB 4,332
4 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 3,771
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 BBB 17,774
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB 3,559
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB 3,462
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB 841
8 Digital Realty Trust LP 4.450% 7/15/28 BBB 7,619
7 Discover Financial Services 4.500% 1/30/26 BBB 6,773
18 Discover Financial Services 4.100% 2/09/27 BBB 17,136
1 Elevance Health Inc 2.875% 9/15/29 BBB+ 913
1 Elevance Health Inc 4.100% 5/15/32 BBB+ 960
8 Elevance Health Inc 3.125% 5/15/50 BBB+ 5,782
23 Enstar Group Ltd 3.100% 9/01/31 BBB- 18,141
10 EPR Properties 3.750% 8/15/29 BBB- 7,975
3 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 2,891
13 Essex Portfolio LP 2.550% 6/15/31 BBB+ 10,761
12 Extra Space Storage LP 2.350% 3/15/32 BBB 9,546
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB- 22,942
11 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 9,788
21 Fidelity National Financial Inc 3.400% 6/15/30 BBB 18,583
9 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 8,469
2 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 1,735
3 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 2,800
100 Fifth Third Bancorp 6.361% 10/27/28 BBB+ 103,203

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 21 First American Financial Corp 2.400% 8/15/31 BBB $ 16,321
26 FS KKR Capital Corp 1.650% 10/12/24 BBB- 24,071
1 FS KKR Capital Corp 3.250% 7/15/27 BBB- 863
16 GATX Corp 4.550% 11/07/28 BBB 15,649
10 Goldman Sachs BDC Inc (3) 2.875% 1/15/26 BBB- 9,150
6 Goldman Sachs Group Inc/The 3.000% 3/15/24 A- 5,873
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A- 100,889
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 5,373
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 A- 98,114
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 A- 3,338
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 A- 4,901
1 Goldman Sachs Group Inc/The 6.450% 5/01/36 BBB 1,077
13 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 10,788
12 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 10,571
5 Healthcare Realty Holdings LP 3.100% 2/15/30 BBB 4,348
11 Healthpeak OP LLC 2.875% 1/15/31 BBB+ 9,528
10 Hercules Capital Inc 3.375% 1/20/27 BBB- 8,633
10 Highwoods Realty LP 4.200% 4/15/29 BBB 8,517
5 Highwoods Realty LP 3.050% 2/15/30 BBB 3,897
11 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 9,366
200 HSBC Holdings PLC 6.161% 3/09/29 A 205,690
96 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 100,793
10 Hudson Pacific Properties LP (3) 4.650% 4/01/29 BBB- 6,934
28 Humana Inc 2.150% 2/03/32 BBB 22,703
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 14,315
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 9,792
11 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB 9,355
18 Jackson Financial Inc (3) 5.170% 6/08/27 BBB 17,698
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 11,800
12 Jefferies Financial Group Inc 5.500% 10/18/23 BBB 11,965
9 Jefferies Financial Group Inc 4.150% 1/23/30 BBB 8,348
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,205
6 JPMorgan Chase & Co 1.470% 9/22/27 A+ 5,343
10 JPMorgan Chase & Co 2.069% 6/01/29 A+ 8,708
4 JPMorgan Chase & Co 3.702% 5/06/30 A+ 3,731
6 JPMorgan Chase & Co 2.545% 11/08/32 A+ 4,994
12 JPMorgan Chase & Co 4.912% 7/25/33 A+ 11,934
150 JPMorgan Chase & Co 5.717% 9/14/33 A- 154,852
22 Kemper Corp 3.800% 2/23/32 BBB- 19,019
67 KeyCorp 2.550% 10/01/29 BBB+ 54,565
5 Kilroy Realty LP 2.650% 11/15/33 BBB 3,313
2 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ 1,573
12 Kimco Realty OP LLC 4.250% 4/01/45 BBB+ 9,433
31 Lazard Group LLC 4.500% 9/19/28 BBB 29,851
11 Life Storage LP 2.400% 10/15/31 BBB 8,920
16 Lincoln National Corp 3.625% 12/12/26 BBB+ 14,796
13 Lloyds Banking Group PLC 4.716% 8/11/26 A- 12,825
13 LXP Industrial Trust 2.375% 10/01/31 BBB 10,053
11 Main Street Capital Corp 3.000% 7/14/26 BBB- 9,678
9 Manulife Financial Corp 4.061% 2/24/32 BBB+ 8,505
12 Markel Corp 3.350% 9/17/29 BBB 11,019
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 A 19,931
3 Morgan Stanley 4.350% 9/08/26 BBB+ 2,934
2 Morgan Stanley 3.950% 4/23/27 BBB+ 1,922
100 Morgan Stanley 6.296% 10/18/28 A 105,045
150 Morgan Stanley 3.622% 4/01/31 A 137,200
1 Morgan Stanley 4.889% 7/20/33 A 986
1 Morgan Stanley 2.484% 9/16/36 BBB+ 769
10 Nasdaq Inc 3.850% 6/30/26 BBB+ 9,811
3 National Retail Properties Inc 2.500% 4/15/30 BBB+ 2,524

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 1 National Retail Properties Inc 3.000% 4/15/52 BBB+ $ 622
6 NatWest Group PLC 4.269% 3/22/25 A- 5,910
13 NatWest Group PLC 3.754% 11/01/29 BBB 12,286
17 NatWest Group PLC 5.076% 1/27/30 A- 16,754
4 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 3,674
3 Nomura Holdings Inc 5.386% 7/06/27 BBB+ 2,976
4 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 3,431
2 Nomura Holdings Inc 3.103% 1/16/30 BBB+ 1,713
1 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 822
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,649
7 Old Republic International Corp 3.875% 8/26/26 BBB+ 6,746
13 Omega Healthcare Investors Inc 3.625% 10/01/29 BBB- 10,917
10 ORIX Corp 4.000% 4/13/32 A- 9,297
10 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 9,236
18 Owl Rock Capital Corp 4.250% 1/15/26 BBB- 16,775
1 Owl Rock Capital Corp 2.625% 1/15/27 BBB- 852
14 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 12,792
13 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 9,112
100 PNC Financial Services Group Inc/The 5.354% 12/02/28 A- 100,650
23 Prospect Capital Corp 3.437% 10/15/28 BBB- 17,796
8 Prudential Financial Inc 5.375% 5/15/45 BBB+ 7,598
7 Prudential Financial Inc 5.700% 9/15/48 BBB+ 6,799
1 Prudential Financial Inc 3.700% 10/01/50 BBB+ 857
8 Radian Group Inc 6.625% 3/15/25 Baa3 7,963
2 Regency Centers LP 2.950% 9/15/29 BBB+ 1,760
7 Regency Centers LP 4.400% 2/01/47 BBB+ 5,798
34 Regions Financial Corp 1.800% 8/12/28 BBB+ 28,275
8 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 7,977
10 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 8,787
13 Rexford Industrial Realty LP 2.150% 9/01/31 BBB+ 10,370
100 Royal Bank of Canada 4.875% 1/12/26 A+ 100,541
10 Sabra Health Care LP 3.200% 12/01/31 BBB- 7,505
6 Santander Holdings USA Inc 4.260% 6/09/25 BBB 5,804
7 Santander Holdings USA Inc 3.244% 10/05/26 BBB 6,450
1 Santander Holdings USA Inc 2.490% 1/06/28 BBB 877
2 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 1,797
10 Sixth Street Specialty Lending Inc 3.875% 11/01/24 BBB- 9,597
13 Spirit Realty LP 2.100% 3/15/28 BBB 10,979
10 Stifel Financial Corp 4.250% 7/18/24 BBB 9,837
12 Stifel Financial Corp 4.000% 5/15/30 BBB 10,621
12 STORE Capital Corp 2.700% 12/01/31 BBB- 8,635
200 Sumitomo Mitsui Financial Group Inc 5.520% 1/13/28 A 204,581
2 Sun Communities Operating LP 2.300% 11/01/28 BBB- 1,712
6 Sun Communities Operating LP 4.200% 4/15/32 BBB- 5,396
6 Synchrony Financial 4.875% 6/13/25 BBB- 5,669
56 Synchrony Financial 3.700% 8/04/26 BBB- 49,929
39 Synchrony Financial 3.950% 12/01/27 BBB- 34,532
100 Toronto-Dominion Bank/The 5.156% 1/10/28 A 101,146
15 UDR Inc 3.000% 8/15/31 BBB+ 12,964
7 Unum Group 3.875% 11/05/25 BBB- 6,777
22 Ventas Realty LP 2.500% 9/01/31 BBB+ 17,798
9 Wells Fargo & Co 3.908% 4/25/26 A 8,776
1 Wells Fargo & Co 3.526% 3/24/28 A 945
150 Wells Fargo & Co 4.808% 7/25/28 A 148,656
100 Wells Fargo & Co 5.389% 4/24/34 A 101,727
16 Welltower OP LLC 2.800% 6/01/31 BBB+ 13,430
6 Welltower OP LLC 3.850% 6/15/32 BBB+ 5,393
117 Westpac Banking Corp 2.668% 11/15/35 BBB+ 91,805
14 Willis North America Inc 4.500% 9/15/28 BBB 13,634

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 11 WP Carey Inc 2.450% 2/01/32 BBB+ $ 8,839
Total Financials 5,178,334
Industrial - 11.2%
9 AbbVie Inc 3.200% 11/21/29 BBB+ 8,317
15 AbbVie Inc 4.050% 11/21/39 BBB+ 13,269
16 AbbVie Inc 4.625% 10/01/42 BBB+ 14,528
12 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 10,349
9 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 8,084
10 Allegion plc 3.500% 10/01/29 BBB 9,145
3 Altria Group Inc 5.800% 2/14/39 BBB+ 2,962
1 Altria Group Inc 3.875% 9/16/46 BBB+ 717
10 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 8,342
2 American Airlines 2016-2 Class AA Pass Through Trust2020
A
3.200% 6/15/28 BBB+ 1,971
29 American Tower Corp 2.100% 6/15/30 BBB 23,873
1 American Tower Corp 4.050% 3/15/32 BBB 927
19 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 16,402
1 Amgen Inc 2.300% 2/25/31 BBB+ 847
8 Amgen Inc 3.150% 2/21/40 BBB+ 6,226
6 Amgen Inc 5.150% 11/15/41 BBB+ 5,842
1 Amgen Inc 3.000% 1/15/52 BBB+ 684
1 Amgen Inc 4.200% 2/22/52 BBB+ 846
11 Amphenol Corp 2.200% 9/15/31 BBB+ 9,198
70 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 A- 69,367
13 Anheuser-Busch InBev Worldwide Inc 4.000% 4/13/28 A- 12,881
3 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 A- 2,850
3 Aptiv PLC 3.100% 12/01/51 BBB 1,904
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 BBB 2,621
10 ArcelorMittal SA (3) 4.250% 7/16/29 BBB- 9,539
29 AT&T Inc 2.750% 6/01/31 BBB 25,008
67 AT&T Inc 4.850% 3/01/39 BBB 62,871
30 AT&T Inc 3.500% 6/01/41 BBB 23,637
14 Autodesk Inc 2.400% 12/15/31 BBB+ 11,742
11 AutoNation Inc 3.850% 3/01/32 BBB- 9,300
13 AutoZone Inc 4.000% 4/15/30 BBB 12,380
11 Avery Dennison Corp 2.250% 2/15/32 BBB 8,851
11 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 11,572
1 BAT Capital Corp 4.742% 3/16/32 BBB+ 934
8 BAT Capital Corp 4.390% 8/15/37 BBB+ 6,527
12 Becton Dickinson & Co 1.957% 2/11/31 BBB 9,924
3 Becton Dickinson & Co 4.685% 12/15/44 BBB 2,806
12 Bell Telephone Co of Canada or Bell Canada/The 3.650% 8/15/52 BBB+ 9,380
10 Best Buy Co Inc 1.950% 10/01/30 BBB+ 8,203
14 Biogen Inc 5.200% 9/15/45 BBB+ 14,025
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,642
14 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 12,221
45 Boeing Co/The 5.705% 5/01/40 BBB- 45,165
8 BorgWarner Inc 4.375% 3/15/45 BBB+ 6,488
17 Boston Scientific Corp 4.550% 3/01/39 BBB+ 16,011
12 BP Capital Markets PLC 4.875% N/A (4) BBB+ 11,025
1 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 942
84 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 63,924
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 14,263
6 Brunswick Corp/DE 4.400% 9/15/32 BBB 5,307
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,640
11 Campbell Soup Co (3) 2.375% 4/24/30 BBB 9,470
1 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 879
5 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 5,040

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 2 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB $ 2,146
8 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 7,138
3 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 2,927
14 Canadian Pacific Railway Co 4.700% 5/01/48 BBB+ 13,031
10 Cardinal Health Inc 4.500% 11/15/44 BBB 8,597
14 Carlisle Cos Inc 2.200% 3/01/32 BBB 11,085
5 Carrier Global Corp 2.722% 2/15/30 BBB- 4,378
6 Carrier Global Corp 3.577% 4/05/50 BBB- 4,482
10 CDW LLC / CDW Finance Corp 3.276% 12/01/28 BBB- 8,670
10 Celanese US Holdings LLC (3) 6.379% 7/15/32 BBB- 10,141
11 Cenovus Energy Inc 5.250% 6/15/37 BBB- 10,573
10 CF Industries Inc 5.375% 3/15/44 BBB 9,198
8 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- 6,934
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 675
14 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 11,458
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- 800
2 Choice Hotels International Inc 3.700% 1/15/31 BBB- 1,772
10 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ 8,452
33 Cigna Group/The 4.900% 12/15/48 BBB+ 31,039
5 Clorox Co/The 4.400% 5/01/29 BBB+ 4,970
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,608
3 Conagra Brands Inc 4.850% 11/01/28 BBB- 2,998
11 Conagra Brands Inc 5.300% 11/01/38 BBB- 10,865
6 Constellation Brands Inc (3) 4.750% 5/09/32 BBB- 5,980
10 Constellation Brands Inc 5.250% 11/15/48 BBB- 9,716
20 Corning Inc 3.900% 11/15/49 BBB+ 15,541
26 Crown Castle Inc 2.500% 7/15/31 BBB 21,816
4 CSX Corp (3) 2.400% 2/15/30 BBB+ 3,517
1 CSX Corp 4.100% 11/15/32 BBB+ 969
1 CSX Corp 3.800% 4/15/50 BBB+ 812
9 CVS Health Corp 4.875% 7/20/35 BBB 8,821
18 CVS Health Corp 4.780% 3/25/38 BBB 17,188
9 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 9,509
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 8,623
2 Dell International LLC / EMC Corp, 144A 3.450% 12/15/51 BBB 1,315
6 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 7,327
19 Devon Energy Corp 5.600% 7/15/41 BBB 18,520
5 Diamondback Energy Inc 3.125% 3/24/31 BBB 4,373
6 Diamondback Energy Inc 4.250% 3/15/52 BBB 4,736
10 Dick's Sporting Goods Inc 3.150% 1/15/32 BBB- 8,291
31 Discovery Communications LLC 4.000% 9/15/55 BBB- 20,374
5 Dollar General Corp 3.875% 4/15/27 BBB 4,878
7 Dollar General Corp 4.125% 4/03/50 BBB 5,742
21 Dollar Tree Inc 3.375% 12/01/51 BBB 14,958
10 Dover Corp 2.950% 11/04/29 BBB+ 9,034
2 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 1,876
8 Dow Chemical Co/The 5.250% 11/15/41 BBB+ 7,814
5 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 5,055
6 Eastman Chemical Co 4.800% 9/01/42 BBB 5,310
8 Eaton Corp 4.150% 11/02/42 BBB+ 7,117
14 eBay Inc 2.600% 5/10/31 BBB+ 11,929
22 Energy Transfer LP 5.800% 6/15/38 BBB- 21,781
22 Energy Transfer LP 5.000% 5/15/44 BBB- 19,024
3 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 3,073
2 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 1,703
1 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 720

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ $ 7,795
10 EQT Corp 5.700% 4/01/28 BBB- 10,044
7 Equifax Inc 2.600% 12/15/25 BBB 6,591
10 Equifax Inc 5.100% 12/15/27 BBB 10,129
12 Equifax Inc 2.350% 9/15/31 BBB 9,697
3 Equinix Inc 2.500% 5/15/31 BBB 2,478
17 Equinix Inc 3.900% 4/15/32 BBB 15,490
14 Expedia Group Inc 3.250% 2/15/30 BBB- 12,304
3 Expedia Group Inc 2.950% 3/15/31 BBB- 2,539
10 FactSet Research Systems Inc 3.450% 3/01/32 BBB- 8,802
7 FedEx Corp 3.100% 8/05/29 BBB 6,457
6 FedEx Corp 3.900% 2/01/35 BBB 5,408
4 FedEx Corp 4.050% 2/15/48 BBB 3,259
1 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 865
50 Fidelity National Information Services Inc 2.250% 3/01/31 BBB 40,439
54 Fiserv Inc 2.750% 7/01/24 BBB 52,474
7 Fiserv Inc 2.250% 6/01/27 BBB 6,372
13 Flowserve Corp 2.800% 1/15/32 BBB- 10,513
11 Fortune Brands Innovations Inc 3.250% 9/15/29 BBB 9,859
19 Fox Corp 3.500% 4/08/30 BBB 17,251
21 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 19,529
7 GE Capital Funding LLC 4.550% 5/15/32 BBB+ 6,920
1 General Electric Co 4.350% 5/01/50 BBB+ 876
12 General Mills Inc 4.550% 4/17/38 BBB 11,338
2 General Motors Co 6.600% 4/01/36 BBB 2,056
8 General Motors Financial Co Inc 4.300% 4/06/29 BBB 7,456
10 General Motors Financial Co Inc 3.100% 1/12/32 BBB 8,168
12 Genuine Parts Co 2.750% 2/01/32 BBB+ 10,127
17 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 15,820
9 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 8,596
1 Global Payments Inc 1.500% 11/15/24 BBB- 944
6 Global Payments Inc 4.950% 8/15/27 BBB- 5,960
6 Global Payments Inc 4.450% 6/01/28 BBB- 5,763
5 Global Payments Inc 2.900% 5/15/30 BBB- 4,285
1 Global Payments Inc 2.900% 11/15/31 BBB- 829
17 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 16,396
9 Halliburton Co 4.500% 11/15/41 BBB+ 7,790
8 Halliburton Co 4.750% 8/01/43 BBB+ 7,134
10 Hasbro Inc 3.900% 11/19/29 BBB 9,186
18 HCA Inc 4.125% 6/15/29 BBB- 17,066
20 HCA Inc, 144A 4.375% 3/15/42 BBB- 16,782
10 HCA Inc 3.500% 7/15/51 BBB- 6,980
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 4,324
6 HP Inc 4.750% 1/15/28 BBB 5,961
6 HP Inc 3.400% 6/17/30 BBB 5,317
6 HP Inc 4.200% 4/15/32 BBB 5,377
6 HP Inc (3) 6.000% 9/15/41 BBB 6,085
10 Huntington Ingalls Industries Inc 2.043% 8/16/28 BBB- 8,544
10 Huntsman International LLC 2.950% 6/15/31 BBB- 8,262
10 IDEX Corp 2.625% 6/15/31 BBB 8,548
12 Ingredion Inc 2.900% 6/01/30 BBB 10,572
8 International Paper Co 4.800% 6/15/44 BBB 7,343
7 International Paper Co 4.400% 8/15/47 BBB 6,069
6 J M Smucker Co/The 2.125% 3/15/32 BBB 4,918
6 J M Smucker Co/The 4.250% 3/15/35 BBB 5,661
6 Jabil Inc 3.600% 1/15/30 BBB- 5,520
12 Johnson Controls International plc 4.950% 7/02/64 BBB+ 10,828
14 Kellogg Co 2.100% 6/01/30 BBB 11,778
15 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB+ 13,707
3 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB+ 2,679

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 1 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB $ 1,033
10 Kinder Morgan Inc 2.000% 2/15/31 BBB 8,133
1 Kinder Morgan Inc 3.600% 2/15/51 BBB 703
6 Kraft Heinz Foods Co 4.250% 3/01/31 BBB 5,839
14 Kraft Heinz Foods Co 5.500% 6/01/50 BBB 14,137
3 Kroger Co/The 2.200% 5/01/30 BBB+ 2,531
1 Kroger Co/The 1.700% 1/15/31 BBB+ 803
4 Kroger Co/The 5.400% 1/15/49 BBB+ 3,959
5 L3Harris Technologies Inc 2.900% 12/15/29 BBB 4,459
8 L3Harris Technologies Inc 1.800% 1/15/31 BBB 6,500
10 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 8,631
2 Lear Corp 3.500% 5/30/30 BBB 1,781
10 Lear Corp 2.600% 1/15/32 BBB 7,933
2 Leggett & Platt Inc 3.500% 11/15/51 BBB 1,487
15 Leidos Inc 2.300% 2/15/31 BBB- 12,172
10 Lennar Corp 4.750% 11/29/27 BBB 9,906
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 9,897
9 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 7,340
1 Lowe's Cos Inc 4.250% 4/01/52 BBB+ 825
19 LYB International Finance BV 5.250% 7/15/43 BBB 17,405
13 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 11,762
11 Marathon Petroleum Corp 6.500% 3/01/41 BBB 11,620
3 Marriott International Inc/MD 4.650% 12/01/28 BBB 2,970
5 Marriott International Inc/MD 4.500% 10/01/34 BBB 4,469
6 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 5,144
3 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 2,497
1 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 711
7 Marvell Technology Inc 4.875% 6/22/28 BBB- 6,881
14 Masco Corp 2.000% 2/15/31 BBB 11,266
100 Mastercard Inc 4.875% 3/09/28 AA- 103,733
13 McCormick & Co Inc/MD 1.850% 2/15/31 BBB 10,590
25 McDonald's Corp 4.700% 12/09/35 BBB+ 24,987
23 MDC Holdings Inc 3.966% 8/06/61 BBB- 13,971
12 Micron Technology Inc 5.327% 2/06/29 BBB- 11,949
8 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 6,737
6 Mondelez International Inc 3.000% 3/17/32 BBB+ 5,302
15 Mondelez International Inc (3) 1.875% 10/15/32 BBB+ 12,024
7 Moody's Corp 3.250% 1/15/28 BBB+ 6,651
25 Moody's Corp (3) 2.000% 8/19/31 BBB+ 20,491
1 Mosaic Co/The 5.450% 11/15/33 BBB 1,008
4 Motorola Solutions Inc 2.300% 11/15/30 BBB- 3,279
11 Motorola Solutions Inc 2.750% 5/24/31 BBB- 9,156
32 MPLX LP 4.500% 4/15/38 BBB 28,728
5 Mylan Inc (3) 4.550% 4/15/28 BBB- 4,790
41 National Fuel Gas Co 5.500% 1/15/26 BBB- 41,211
7 National Fuel Gas Co 2.950% 3/01/31 BBB- 5,670
13 NetApp Inc 2.700% 6/22/30 BBB+ 11,231
6 Netflix Inc 5.875% 11/15/28 BBB- 6,304
10 Newmont Corp 5.875% 4/01/35 BBB+ 10,545
6 Norfolk Southern Corp 3.000% 3/15/32 BBB+ 5,306
1 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 897
8 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 6,241
9 Northrop Grumman Corp 4.400% 5/01/30 BBB+ 8,987
12 Nutrien Ltd 5.625% 12/01/40 BBB 12,045
3 NXP BV / NXP Funding LLC 5.550% 12/01/28 BBB 3,057
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 4,958
8 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 6,577
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 BBB 4,001
7 Omnicom Group Inc 4.200% 6/01/30 BBB+ 6,759
19 ONEOK Partners LP 6.125% 2/01/41 BBB 18,939

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 Oracle Corp 2.875% 3/25/31 BBB $ 17,236
7 Oracle Corp 3.800% 11/15/37 BBB 5,856
76 Oracle Corp 3.650% 3/25/41 BBB 58,940
14 Orange SA (3) 5.375% 1/13/42 BBB+ 14,454
12 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ 11,936
4 Owens Corning 4.300% 7/15/47 BBB 3,293
3 Packaging Corp of America 3.050% 10/01/51 BBB 2,026
8 Paramount Global 4.950% 1/15/31 BBB 7,432
24 Paramount Global 4.900% 8/15/44 BBB 18,250
14 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 12,852
13 PerkinElmer Inc 2.550% 3/15/31 BBB 10,823
6 Phillips 66 4.650% 11/15/34 BBB+ 5,808
5 Phillips 66 5.875% 5/01/42 BBB+ 5,302
6 Phillips 66 3.300% 3/15/52 BBB+ 4,225
5 Phillips 66 Co 3.150% 12/15/29 N/R 4,511
100 Pioneer Natural Resources Co 5.100% 3/29/26 BBB+ 100,993
13 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 11,763
3 PulteGroup Inc 5.000% 1/15/27 BBB 3,003
30 Quanta Services Inc 2.350% 1/15/32 BBB- 24,165
11 Quest Diagnostics Inc 2.800% 6/30/31 BBB 9,635
3 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 2,457
20 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 19,016
1 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 717
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB+ 11,437
9 RELX Capital Inc 3.000% 5/22/30 BBB+ 8,092
9 Republic Services Inc 3.950% 5/15/28 BBB+ 8,823
5 Republic Services Inc 1.750% 2/15/32 BBB+ 4,056
23 Rogers Communications Inc 5.000% 3/15/44 BBB- 20,874
1 Rogers Communications Inc, 144A 4.550% 3/15/52 BBB- 820
1 Roper Technologies Inc 2.950% 9/15/29 BBB+ 903
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 8,285
18 Royalty Pharma PLC (3) 2.150% 9/02/31 BBB- 14,362
14 RPM International Inc 4.250% 1/15/48 BBB- 10,860
10 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB 9,686
23 Sands China Ltd 5.900% 8/08/28 BBB- 22,362
6 Sherwin-Williams Co/The 2.200% 3/15/32 BBB 4,918
10 Sherwin-Williams Co/The 4.000% 12/15/42 BBB 8,247
11 Sonoco Products Co 2.850% 2/01/32 BBB 9,338
17 Southern Copper Corp 5.250% 11/08/42 BBB+ 16,601
8 Southwest Airlines Co 3.450% 11/16/27 BBB+ 7,507
30 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 25,534
9 Starbucks Corp 3.550% 8/15/29 BBB+ 8,629
2 Starbucks Corp 3.000% 2/14/32 BBB+ 1,785
10 Starbucks Corp 4.450% 8/15/49 BBB+ 9,042
11 Starbucks Corp 3.350% 3/12/50 BBB+ 8,218
6 Steel Dynamics Inc 3.450% 4/15/30 BBB- 5,465
16 Stryker Corp 4.100% 4/01/43 BBB+ 14,016
14 Suncor Energy Inc 4.000% 11/15/47 BBB+ 11,257
20 Suzano Austria GmbH 3.125% 1/15/32 BBB- 15,901
3 Sysco Corp 5.950% 4/01/30 BBB 3,209
15 Sysco Corp 3.150% 12/14/51 BBB 10,478
12 Tapestry Inc 3.050% 3/15/32 BBB- 9,938
10 Teck Resources Ltd 6.000% 8/15/40 BBB- 10,179
5 Teledyne FLIR LLC 2.500% 8/01/30 BBB 4,211
9 TELUS Corp 4.300% 6/15/49 BBB 7,531
5 Textron Inc 3.000% 6/01/30 BBB 4,472
18 Time Warner Cable LLC 5.500% 9/01/41 BBB- 15,371
11 T-Mobile USA Inc 2.250% 11/15/31 BBB 9,010
100 T-Mobile USA Inc 3.400% 10/15/52 BBB 72,354
4 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB+ 4,178

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 6 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ $ 5,722
9 TransCanada PipeLines Ltd 5.100% 3/15/49 BBB+ 8,471
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 4,561
6 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 4,808
4 Triton Container International Ltd / TAL International
Container Corp
3.250% 3/15/32 BBB- 3,150
11 Tyson Foods Inc 5.100% 9/28/48 BBB 10,427
17 United Airlines 2014-1 Class A Pass Through Trust2020 A 4.000% 4/11/26 BBB+ 16,000
14 Vale Overseas Ltd 3.750% 7/08/30 BBB- 12,488
23 Valero Energy Corp 3.650% 12/01/51 BBB 16,393
6 Verizon Communications Inc 2.550% 3/21/31 BBB+ 5,108
106 Verizon Communications Inc 2.355% 3/15/32 BBB+ 87,019
2 Verizon Communications Inc 3.400% 3/22/41 BBB+ 1,574
7 Verizon Communications Inc 2.850% 9/03/41 BBB+ 5,072
6 Verizon Communications Inc 4.000% 3/22/50 BBB+ 4,950
6 Verizon Communications Inc 3.875% 3/01/52 BBB+ 4,815
12 VF Corp (3) 2.950% 4/23/30 BBB+ 10,170
16 Viatris Inc 3.850% 6/22/40 BBB- 11,049
12 VICI Properties LP 5.125% 5/15/32 BBB- 11,452
8 VMware Inc 4.700% 5/15/30 BBB- 7,709
16 Vodafone Group PLC 4.375% 2/19/43 BBB 13,545
17 Vodafone Group PLC 4.875% 6/19/49 BBB 15,253
12 Vontier Corp 2.950% 4/01/31 BBB- 9,451
13 Vulcan Materials Co 3.500% 6/01/30 BBB 11,931
14 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB- 11,710
10 Warnermedia Holdings Inc, 144A 4.279% 3/15/32 BBB- 8,882
12 Warnermedia Holdings Inc, 144A 5.050% 3/15/42 BBB- 9,925
22 Waste Connections Inc 2.200% 1/15/32 BBB+ 18,136
6 Waste Management Inc 4.150% 4/15/32 BBB+ 5,890
11 Waste Management Inc 3.900% 3/01/35 BBB+ 10,033
11 Western Union Co/The 1.350% 3/15/26 BBB 9,906
4 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 3,971
13 Westlake Corp 3.125% 8/15/51 BBB 8,319
6 Weyerhaeuser Co 4.000% 4/15/30 BBB 5,671
13 Weyerhaeuser Co 3.375% 3/09/33 BBB 11,527
3 Whirlpool Corp (3) 4.700% 5/14/32 BBB 2,905
10 Whirlpool Corp 5.150% 3/01/43 BBB 8,988
23 Williams Cos Inc/The 2.600% 3/15/31 BBB 19,540
8 Workday Inc 3.700% 4/01/29 BBB 7,541
11 WRKCo Inc 4.900% 3/15/29 BBB 10,885
13 Xylem Inc/NY 2.250% 1/30/31 BBB 11,026
6 Yamana Gold Inc 2.630% 8/15/31 BBB- 4,834
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 1,756
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 6,129
11 Zoetis Inc 4.700% 2/01/43 BBB+ 10,333
Total Industrial 3,538,092
Utility - 14.7%
5 AEP Texas Inc 3.800% 10/01/47 BBB+ 3,848
7 Ameren Corp 2.500% 9/15/24 BBB+ 6,737
9 Ameren Corp 1.950% 3/15/27 BBB+ 8,137
8 Ameren Corp 1.750% 3/15/28 BBB+ 6,988
4 Ameren Corp 3.500% 1/15/31 BBB+ 3,644
100 American Electric Power Co Inc 5.750% 11/01/27 BBB 104,245
4 American Electric Power Co Inc 4.300% 12/01/28 BBB 3,938
99 American Electric Power Co Inc 2.300% 3/01/30 BBB 84,038
4 American Electric Power Co Inc 3.875% 2/15/62 BBB- 3,201
30 Avangrid Inc 3.200% 4/15/25 BBB 28,802
46 Avangrid Inc 3.800% 6/01/29 BBB 43,357
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,437

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 4 Black Hills Corp 3.150% 1/15/27 BBB+ $ 3,770
1 Black Hills Corp 3.050% 10/15/29 BBB+ 885
7 Black Hills Corp 2.500% 6/15/30 BBB+ 5,893
10 Black Hills Corp 4.200% 9/15/46 BBB+ 8,014
11 Black Hills Corp 3.875% 10/15/49 BBB+ 8,389
6 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 5,265
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 15,830
1 CMS Energy Corp 4.875% 3/01/44 BBB 929
11 CMS Energy Corp 3.750% 12/01/50 BBB- 8,275
111 Constellation Energy Generation LLC 5.600% 6/15/42 BBB 109,752
20 Dayton Power & Light Co/The 3.950% 6/15/49 BBB+ 15,624
13 Delmarva Power & Light Co 4.000% 6/01/42 A 10,739
7 Dominion Energy Inc 3.071% 8/15/24 BBB 6,806
6 Dominion Energy Inc 3.600% 3/15/27 BBB 5,767
102 Dominion Energy Inc 4.250% 6/01/28 BBB 99,791
1 Dominion Energy Inc 2.250% 8/15/31 BBB 831
1 Dominion Energy Inc 4.350% 8/15/32 BBB 963
100 Dominion Energy Inc 5.375% 11/15/32 BBB 102,612
8 Dominion Energy Inc 5.250% 8/01/33 BBB 8,095
7 Dominion Energy Inc 4.900% 8/01/41 BBB 6,434
13 Dominion Energy Inc 4.850% 8/15/52 BBB 11,858
100 DTE Electric Co 5.200% 4/01/33 A+ 104,405
3 DTE Energy Co 2.529% 10/01/24 BBB 2,888
1 Duke Energy Corp 3.150% 8/15/27 BBB 946
1 Duke Energy Corp 4.300% 3/15/28 BBB 986
447 Duke Energy Corp 3.950% 8/15/47 BBB 355,639
1 Duke Energy Corp 5.000% 8/15/52 BBB 938
100 Duke Energy Progress LLC 5.250% 3/15/33 A+ 104,670
4 Edison International 4.950% 4/15/25 BBB 3,988
127 El Paso Electric Co 5.000% 12/01/44 BBB+ 115,490
8 Emera US Finance LP 3.550% 6/15/26 BBB- 7,657
1 Emera US Finance LP 2.639% 6/15/31 BBB- 813
12 Emera US Finance LP 4.750% 6/15/46 BBB- 9,972
80 Enel Americas SA 4.000% 10/25/26 BBB 78,038
43 Enel Chile SA 4.875% 6/12/28 BBB 42,317
50 Enel Generacion Chile SA 4.250% 4/15/24 BBB+ 49,304
1 Entergy Corp 0.900% 9/15/25 BBB 911
1 Entergy Corp 1.900% 6/15/28 BBB 877
15 Entergy Corp 2.800% 6/15/30 BBB 13,184
10 Entergy Corp 2.400% 6/15/31 BBB 8,369
1 Entergy Corp 3.750% 6/15/50 BBB 766
6 Essential Utilities Inc 2.704% 4/15/30 BBB+ 5,220
19 Essential Utilities Inc 2.400% 5/01/31 BBB+ 15,902
21 Essential Utilities Inc 3.351% 4/15/50 BBB+ 15,043
70 Evergy Inc 2.900% 9/15/29 BBB+ 62,994
4 Eversource Energy 0.800% 8/15/25 BBB+ 3,651
1 Eversource Energy 3.300% 1/15/28 BBB+ 946
1 Eversource Energy 4.250% 4/01/29 BBB+ 984
1 Eversource Energy 1.650% 8/15/30 BBB+ 814
1 Eversource Energy 3.375% 3/01/32 BBB+ 900
6 Eversource Energy 3.450% 1/15/50 BBB+ 4,572
6 Exelon Corp 2.750% 3/15/27 BBB 5,628
4 Exelon Corp 4.050% 4/15/30 BBB 3,840
2 Exelon Corp (3) 3.350% 3/15/32 BBB 1,798
3 Exelon Corp 4.950% 6/15/35 BBB 3,000
21 Exelon Corp 5.100% 6/15/45 BBB 19,879
7 Exelon Corp 4.450% 4/15/46 BBB 6,103
1 Exelon Corp 4.700% 4/15/50 BBB 911
130 Fortis Inc/Canada 3.055% 10/04/26 BBB 122,712
5 Georgia Power Co 2.650% 9/15/29 BBB+ 4,435

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 200 Georgia Power Co 4.700% 5/15/32 BBB+ $ 199,524
1 Georgia Power Co 3.700% 1/30/50 BBB+ 783
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 78,833
10 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 9,827
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 94,184
1 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 845
5 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 4,861
7 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 6,477
1 ITC Holdings Corp 5.300% 7/01/43 BBB+ 964
12 National Grid USA 5.803% 4/01/35 BBB 12,449
100 National Rural Utilities Cooperative Finance Corp 4.800% 3/15/28 A 101,247
10 NextEra Energy Capital Holdings Inc 4.200% 6/20/24 BBB+ 9,916
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 BBB+ 17,905
8 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 BBB+ 7,266
108 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 108,097
307 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 270,628
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 3,757
8 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 7,149
5 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 4,244
4 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 3,321
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 BBB+ 19,175
4 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 3,612
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 2,489
9 NiSource Inc 3.490% 5/15/27 BBB 8,619
15 NiSource Inc 3.600% 5/01/30 BBB 13,939
18 NiSource Inc (3) 1.700% 2/15/31 BBB 14,466
8 NiSource Inc 5.950% 6/15/41 BBB 8,406
6 NiSource Inc 5.650% 2/01/45 BBB 6,248
7 NiSource Inc 3.950% 3/30/48 BBB 5,756
19 NiSource Inc 5.000% 6/15/52 BBB 18,013
100 NSTAR Electric Co 4.950% 9/15/52 A+ 99,548
4 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 4,053
9 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 7,044
14 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 10,707
3 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 2,752
7 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 6,730
8 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 7,271
9 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 8,003
109 Pacific Gas and Electric Co 3.750% 7/01/28 BBB- 100,718
9 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 8,334
109 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 101,296
17 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 14,379
100 Pacific Gas and Electric Co 5.900% 6/15/32 BBB- 100,444
109 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 83,995
6 Pacific Gas and Electric Co (3) 4.450% 4/15/42 BBB- 4,697
8 Pacific Gas and Electric Co (3) 3.750% 8/15/42 BBB- 5,688
7 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- 5,236
7 Pacific Gas and Electric Co 4.000% 12/01/46 BBB- 4,968
7 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 4,954
106 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 86,247
104 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 87,356
48 Pennsylvania Electric Co 6.150% 10/01/38 BBB+ 49,557
31 Piedmont Natural Gas Co Inc 3.500% 6/01/29 BBB+ 28,990
35 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 26,045
1 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 712
60 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 55,552
10 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 9,568
1 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 943
100 PPL Electric Utilities Corp 5.000% 5/15/33 A+ 103,056
2 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 1,947

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 16 Public Service Enterprise Group Inc 1.600% 8/15/30 BBB $ 12,980
66 Puget Energy Inc 2.379% 6/15/28 BBB- 58,698
26 Puget Energy Inc 4.100% 6/15/30 BBB- 24,363
1 Sempra Energy 3.300% 4/01/25 BBB 971
4 Sempra Energy 3.250% 6/15/27 BBB 3,770
2 Sempra Energy 3.400% 2/01/28 BBB 1,886
4 Sempra Energy 3.700% 4/01/29 BBB 3,774
18 Sempra Energy 3.800% 2/01/38 BBB 15,803
19 Sempra Energy 4.000% 2/01/48 BBB 15,476
4 Sempra Energy 4.125% 4/01/52 BBB- 3,239
100 Southern California Edison Co 5.700% 3/01/53 A- 104,675
1 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 851
1 Southern Co/The 5.113% 8/01/27 BBB- 1,008
110 Southern Co/The 4.000% 1/15/51 BBB- 103,356
1 Southern Power Co 4.950% 12/15/46 BBB+ 899
9 Southwest Gas Corp 2.200% 6/15/30 BBB+ 7,455
90 Southwest Gas Corp 4.050% 3/15/32 BBB+ 83,366
35 Southwest Gas Corp 4.150% 6/01/49 BBB+ 28,182
8 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 7,330
4 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 3,894
1 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 797
109 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 75,804
21 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 22,227
28 Spire Inc 4.700% 8/15/44 BBB+ 23,462
25 Union Electric Co 5.450% 3/15/53 A 26,312
11 Xcel Energy Inc 1.750% 3/15/27 BBB+ 9,912
1 Xcel Energy Inc 4.000% 6/15/28 BBB+ 976
18 Xcel Energy Inc 2.350% 11/15/31 BBB+ 14,849
7 Xcel Energy Inc 4.800% 9/15/41 BBB+ 6,477
Total Utility 4,660,966
Total Corporate Debt (cost $15,150,552) 13,377,392
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 8,056,324 U.S. TREASURY - 25.5%
X 8,056,324
$ 4 United States Treasury Note/Bond 0.125% 8/31/23 AA+ $ 3,542
100 United States Treasury Note/Bond 0.250% 9/30/23 AAA 98,117
1 United States Treasury Note/Bond 0.875% 1/31/24 AAA 776
800 United States Treasury Note/Bond 4.250% 12/31/24 AAA 799,625
350 United States Treasury Note/Bond 4.125% 1/31/25 AAA 349,453
183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 173,335
600 United States Treasury Note/Bond 3.875% 3/31/25 AAA 597,562
808 United States Treasury Note/Bond 0.250% 9/30/25 AAA 741,845
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 387,397
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 390,635
704 United States Treasury Note/Bond 0.750% 4/30/26 AAA 644,564
3 United States Treasury Note/Bond 0.875% 6/30/26 AAA 2,567
3 United States Treasury Note/Bond 1.250% 12/31/26 AAA 3,307
1 United States Treasury Note/Bond 2.500% 3/31/27 AAA 960
3 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,763
0 (5) United States Treasury Note/Bond 2.750% 7/31/27 AAA 387
450 United States Treasury Note/Bond 3.125% 11/15/28 AAA 440,754
483 United States Treasury Note/Bond 2.375% 5/15/29 AAA 453,152
257 United States Treasury Note/Bond 1.625% 8/15/29 AAA 230,517
35 United States Treasury Note/Bond 0.625% 5/15/30 AAA 28,871
20 United States Treasury Note/Bond 0.875% 11/15/30 AAA 16,694
103 United States Treasury Note/Bond 1.625% 5/15/31 AAA 90,637
4 United States Treasury Note/Bond 1.875% 2/15/32 AAA 3,535
2 United States Treasury Note/Bond 2.875% 5/15/32 AAA 1,914
150 United States Treasury Note/Bond 2.750% 8/15/32 AAA 141,961

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 100 United States Treasury Note/Bond 3.500% 2/15/33 AAA $ 100,594
1,100 United States Treasury Note/Bond 3.375% 8/15/42 AAA 1,035,892
500 United States Treasury Note/Bond 3.875% 2/15/43 AAA 505,312
550 United States Treasury Note/Bond 3.000% 8/15/52 AAA 483,141
300 United States Treasury Note/Bond 3.625% 2/15/53 AAA 297,469
30 United States Treasury Note/Bond - When Issued 2.750% 4/30/27 AAA 29,046
Total U.S. Treasury (cost $8,472,326) 8,056,324
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 5,914,555 SECURITIZED - 18.7%
X 5,914,555
$ 250 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 AAA $ 244,530
100 Avis Budget Rental Car Funding AESOP LLC 2020 1A, 144A 2.330% 8/20/26 AAA 93,933
100 BBCMS Mortgage Trust 2022-C17 2022 C17 4.174% 9/15/55 AAA 95,056
150 Benchmark 2021-B27 Mortgage Trust 2021 B27 2.703% 7/15/54 A- 102,768
150 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 146,981
150 Carmax Auto Owner Trust 2022-3 2022 3 3.810% 9/15/25 AAA 148,958
250 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.527% 2/10/48 AA+ 237,768
200 COMM 2018-COR3 Mortgage Trust 2018 COR3 4.228% 5/10/51 AAA 192,160
100 Discover Card Execution Note Trust 2022 A3 3.560% 7/15/27 AAA 97,990
26 Fannie Mae Pool FN MA1489 3.000% 7/01/43 N/R 24,395
179 Fannie Mae Pool FN AS6302 3.500% 12/01/45 N/R 169,094
66 Fannie Mae Pool FN MA3211 4.000% 12/01/47 N/R 64,054
118 Fannie Mae Pool FN MA3239 4.000% 1/01/48 N/R 115,118
172 Fannie Mae Pool FN MA3276 3.500% 2/01/48 N/R 162,310
40 Fannie Mae Pool FN MA3277 4.000% 2/01/48 N/R 38,923
89 Fannie Mae Pool FN MA3305 3.500% 3/01/48 N/R 83,445
27 Fannie Mae Pool FN MA3306 4.000% 3/01/48 N/R 26,238
54 Fannie Mae Pool FN MA3383 3.500% 6/01/48 N/R 50,462
359 Fannie Mae Pool FN MA3416 4.500% 7/01/48 N/R 356,712
48 Fannie Mae Pool FN MA3467 4.000% 9/01/48 N/R 46,689
52 Fannie Mae Pool FN MA3663 3.500% 5/01/49 N/R 48,635
78 Fannie Mae Pool FN MA3744 3.000% 8/01/49 N/R 70,686
90 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 81,268
253 Fannie Mae Pool FN MA4305 2.000% 4/01/51 N/R 210,841
95 Fannie Mae Pool FN MA4737 5.000% 8/01/52 N/R 94,114
469 Fannie Mae Pool FN MA4738 5.500% 8/01/52 N/R 473,492
190 Fannie Mae Pool FN MA4761 5.000% 9/01/52 N/R 189,246
73 Freddie Mac Gold Pool FG G08800 3.500% 2/01/48 N/R 68,457
196 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 174,007
75 GM Financial Automobile Leasing Trust 2022-3 2022 3 4.010% 10/21/24 AAA 74,413
100 GM Financial Consumer Automobile Receivables Trust
2022-2 2022 2
3.100% 2/16/27 AAA 97,219
230 GS Mortgage Securities Trust 2013-GC16 2013 GC16 5.161% 11/10/46 Aa1 225,919
221 GS Mortgage Securities Trust 2016-GS4 2016 GS4 3.178% 11/10/49 AAA 207,534
100 Hertz Vehicle Financing III LLC 2022 1A, 144A 1.990% 6/25/26 AAA 93,702
143 Honda Auto Receivables 2022-2 Owner Trust 2022 2 3.810% 3/18/25 AAA 141,755
135 Hyundai Auto Receivables Trust 2022-B 2022 B 3.720% 11/16/26 AAA 132,666
100 John Deere Owner Trust 2022 2022 A 2.490% 1/16/29 AAA 95,436
20 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C20 2015 C20
3.249% 2/15/48 Aaa 19,218
250 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 AAA 220,375
49 Santander Drive Auto Receivables Trust 2022-5 2022 5 3.980% 1/15/25 AAA 49,129
30 Santander Drive Auto Receivables Trust 2022-5 2022 5 4.110% 8/17/26 AAA 29,647
182 Toyota Auto Receivables 2022-C Owner Trust 2022 C 3.830% 8/15/25 AAA 180,743
100 Verizon Master Trust 2022 7 5.230% 11/22/27 AAA 100,304
250 Wells Fargo Commercial Mortgage Trust 2014-LC16 2014
LC16
4.020% 8/15/50 Aa2 241,109
100 Westlake Automobile Receivables Trust 2022-1 2022 1A,
144A
2.750% 3/15/27 AA 97,056
Total Securitized (cost $6,308,922) 5,914,555

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,772,246 GOVERNMENT RELATED - 12.0%
X 3,772,246
Government Agency - 1.2%
$ 30 Export-Import Bank of Korea (3) 2.500% 6/29/41 AA $ 22,524
100 Federal Home Loan Banks 5.000% 2/28/25 AA+ 101,281
18 Federal Home Loan Mortgage Corp (3) 6.250% 7/15/32 AAA 21,431
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 3,014
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 941
6 Federal National Mortgage Association 6.625% 11/15/30 AAA 7,165
6 Federal National Mortgage Association 5.625% 7/15/37 AAA 7,080
62 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 56,589
9 Tennessee Valley Authority 5.250% 9/15/39 AAA 9,699
169 Tennessee Valley Authority 3.500% 12/15/42 AAA 144,334
5 Tennessee Valley Authority 4.250% 9/15/52 AAA 4,703
Total Government Agency 378,761
Municipal Bonds - 4.7% (6)
18 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2021 (Optional Call:
4/31 at 100.00)
3.126% 4/01/55 AA 13,337
26 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1 (No Opt.
Call)
6.918% 4/01/40 AA- 31,487
60 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B (No
Opt. Call)
3.852% 8/15/46 AAA 53,674
42 California State University (No Opt. Call) 2.719% 11/01/52 AA- 29,425
10 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B (Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 7,321
70 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018 (Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 69,694
50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010 (No Opt.
Call)
7.625% 3/01/40 AA 65,315
10 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009 (No Opt. Call)
5.720% 12/01/38 AA+ 11,051
30 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B (No Opt. Call)
6.899% 12/01/40 AA- 34,584
47 Chicago, Illinois, O'Hare International Airport Revenue
Bond, Series 2018 (No Opt. Call)
4.572% 1/01/54 A+ 43,848
40 Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Taxable Series 2021A (No Opt. Call)
2.991% 6/01/42 A+ 30,923
6 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A (No Opt. Call)
3.864% 6/01/38 A+ 5,478
10 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D (No Opt. Call)
6.229% 11/15/34 A+ 11,169
40 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A (Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 28,158
20 Dallas Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Improvement Series 2022A (No
Opt. Call)
4.087% 11/01/51 A+ 18,333
20 Dallas Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Improvement Series 2022A
(Optional Call: 11/32 at 100.00)
4.507% 11/01/51 A+ 19,303
40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C (Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ 30,203

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 1 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C (No Opt. Call)
2.202% 3/15/34 AA+ $ 805
40 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate Lien
Series 2020B. Tela Supported (Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 30,300
126 Illinois State, General Obligation Bonds, Pension Funding
Series 2003 (No Opt. Call)
5.100% 6/01/33 A- 126,658
40 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K (No Opt. Call)
2.774% 5/01/51 AA- 28,583
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010 (No Opt. Call)
6.750% 8/01/49 AA+ 37,857
55 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C (No Opt. Call)
6.008% 7/01/39 AA 61,058
36 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY (No Opt. Call)
5.750% 7/01/34 AA- 39,355
49 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D2021 2021 (No Opt. Call)
2.663% 9/01/39 AA+ 40,650
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T (No Opt. Call)
3.384% 12/01/40 AA- 9,218
21 Missouri Health and Educational Facilities Authority,
Revenue Bonds, Washington University, Series 2016B (No
Opt. Call)
3.086% 9/15/51 AA+ 15,220
36 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A (No Opt. Call)
6.637% 4/01/57 A- 40,045
45 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A (No Opt. Call)
7.102% 1/01/41 A+ 56,375
1 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA (No Opt. Call)
5.440% 6/15/43 AA+ 1,095
15 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 AAA 16,117
32 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M (No Opt. Call)
2.900% 1/01/35 A 27,232
50 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A (Optional Call:
1/31 at 100.00)
3.011% 1/01/43 AA- 39,131
10 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C (No Opt. Call)
4.910% 6/01/40 AA+ 10,230
8 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B (No Opt.
Call)
3.798% 12/01/46 AA+ 6,859
100 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 AA- 73,010
39 Province of British Columbia Canada (No Opt. Call) 1.300% 1/29/31 AA+ 32,633
75 Sales Tax Securitization Corporation, Illinois, Series 2021
(No Opt. Call)
3.238% 1/01/42 AA- 59,375
50 State of California (Optional Call: 4/28 at 100.00) 4.500% 4/01/33 AA 50,249
7 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series 2010A
(No Opt. Call)
4.631% 4/01/33 AAA 7,136

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 90 Texas Transportation Commission, General Obligation
Bonds, Mobility Fund, Refunding Series 2020 (Optional
Call: 10/30 at 100.00)
2.472% 10/01/44 AAA $ 64,003
93 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020 (Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 61,226
32 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A (No Opt. Call)
2.856% 7/01/47 AA- 23,555
Total Municipal Bonds 1,461,278
Sovereign Debt - 6.1%
8 Chile Government International Bond (3) 2.550% 7/27/33 A 6,695
5 Chile Government International Bond 3.500% 1/31/34 A 4,519
1 Chile Government International Bond 3.625% 10/30/42 A 816
102 Chile Government International Bond 3.500% 1/25/50 A 78,512
13 Chile Government International Bond (3) 4.000% 1/31/52 A 10,776
13 Chile Government International Bond 3.250% 9/21/71 A 8,647
200 Colombia Government International Bond 8.000% 4/20/33 BBB- 199,460
9 Colombia Government International Bond 4.125% 2/22/42 BBB- 5,579
13 Colombia Government International Bond 5.000% 6/15/45 BBB- 8,721
19 Colombia Government International Bond 5.200% 5/15/49 BBB- 12,779
13 Colombia Government International Bond 4.125% 5/15/51 BBB- 7,682
13 Colombia Government International Bond 3.875% 2/15/61 BBB- 7,134
31 European Investment Bank 0.750% 10/26/26 AAA 27,986
1 Hungary Government International Bond 7.625% 3/29/41 BBB 1,136
1 Indonesia Government International Bond 4.350% 1/11/48 BBB 897
1 Indonesia Government International Bond 5.350% 2/11/49 BBB 1,024
13 Indonesia Government International Bond 4.300% 3/31/52 BBB 11,422
15 Indonesia Government International Bond 3.350% 3/12/71 BBB 10,354
30 Inter-American Development Bank 4.375% 1/24/44 AAA 30,895
44 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 37,692
28 Israel Government International Bond 4.500% 1/30/43 A+ 26,233
11 Korea International Bond 3.875% 9/20/48 AA 10,062
213 Mexico Government International Bond 4.875% 5/19/33 BBB 206,398
10 Mexico Government International Bond 4.280% 8/14/41 BBB 8,350
107 Mexico Government International Bond 5.550% 1/21/45 BBB 103,010
100 Mexico Government International Bond (3) 4.400% 2/12/52 BBB 79,770
200 Mexico Government International Bond 6.338% 5/04/53 BBB 206,211
19 Mexico Government International Bond 3.771% 5/24/61 BBB 13,084
178 Panama Government International Bond 4.500% 5/15/47 BBB 142,528
130 Panama Government International Bond 3.870% 7/23/60 BBB 86,788
1 Peruvian Government International Bond 1.862% 12/01/32 BBB 773
13 Peruvian Government International Bond 3.000% 1/15/34 BBB 10,867
13 Peruvian Government International Bond 3.300% 3/11/41 BBB 9,995
17 Peruvian Government International Bond 3.550% 3/10/51 BBB 12,815
5 Peruvian Government International Bond 2.780% 12/01/60 BBB 3,056
1 Peruvian Government International Bond 3.600% 1/15/72 BBB 686
16 Peruvian Government International Bond 3.230% 7/28/21 BBB 9,734
10 Philippine Government International Bond 5.000% 1/13/37 BBB 10,195
59 Philippine Government International Bond 3.700% 3/01/41 BBB 49,977
200 Philippine Government International Bond 3.200% 7/06/46 BBB 150,661
36 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 36,243
150 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 114,143
17 Uruguay Government International Bond 5.100% 6/18/50 BBB 17,388
150 Uruguay Government International Bond 4.975% 4/20/55 BBB 150,514
Total Sovereign Debt 1,932,207
Total Government Related (cost $4,681,618) 3,772,246
Total Long-Term Investments (cost $34,613,418) 31,120,517

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
X 414,846 MONEY MARKET FUNDS - 1.3%
X 414,846
414,846 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.840%(8) $ 414,846
Total Money Market Funds (cost $414,846) $ 414,846
Total Investments Purchased with Collateral from Securities Lending (cost $414,846) 414,846
Total Investments (cost $ 35,028,264 ) - 99 .8% 31,535,363
Other Assets & Liabilities, Net - 0.2% 65,323
Net Assets - 100% $ 31,600,686
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 13,377,392 $ – $ 13,377,392
U.S. Treasury – 8,056,324 – 8,056,324
Securitized – 5,914,555 – 5,914,555
Government Related – 3,772,246 – 3,772,246
Investments Purchased with Collateral from
Securities Lending 414,846 – – 414,846
Total
$ 414,846 $ 31,120,517 $ – $ 31,535,363
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $404,108.
(4) Perpetual security. Maturity date is not applicable.
(5) Principal Amount (000) rounds to less than $1,000.
(6) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate
Bond ETF (NUSA)
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.9%
X 13,859,563 CORPORATE DEBT - 50.0%
X 13,859,563
Financials - 27.6%
$ 150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB $ 140,257
20 Aflac Inc 1.125% 3/15/26 A- 18,288
80 Air Lease Corp 0.800% 8/18/24 BBB 75,119
100 Air Lease Corp 1.875% 8/15/26 BBB 88,864
45 Ally Financial Inc 3.875% 5/21/24 BBB- 43,812
40 Ally Financial Inc (3) 5.125% 9/30/24 BBB- 39,225
100 Ally Financial Inc (3) 7.100% 11/15/27 BBB- 103,275
30 American Express Co 3.375% 5/03/24 A- 29,441
30 American Express Co 2.550% 3/04/27 A- 27,785
100 American Express Co 5.850% 11/05/27 A- 104,658
100 Aon Corp / Aon Global Holdings PLC 2.850% 5/28/27 BBB+ 93,051
74 Ares Capital Corp 3.250% 7/15/25 BBB- 68,570
7 Assured Guaranty US Holdings Inc (3) 5.000% 7/01/24 A- 6,979
100 Banco Santander SA 1.849% 3/25/26 A- 90,545
60 Bank of America Corp 0.976% 4/22/25 A 57,138
80 Bank of America Corp 3.366% 1/23/26 A 77,072
200 Bank of America Corp 4.827% 7/22/26 A 198,076
210 Bank of America Corp 1.734% 7/22/27 A 188,139
100 Bank of America Corp 4.376% 4/27/28 A 97,075
20 Bank of Montreal 0.625% 7/09/24 A 18,958
100 Bank of Montreal 5.200% 12/12/24 A 99,990
30 Bank of Montreal 1.250% 9/15/26 A 26,726
100 Bank of New York Mellon Corp/The 3.350% 4/25/25 A+ 96,972
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 A+ 54,155
20 Bank of Nova Scotia/The 0.700% 4/15/24 A 19,084
100 Bank of Nova Scotia/The 5.250% 12/06/24 A 100,090
20 Bank of Nova Scotia/The 3.450% 4/11/25 A 19,405
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 89,912
80 Barclays PLC 3.932% 5/07/25 BBB+ 78,217
200 Barclays PLC 2.279% 11/24/27 BBB+ 178,739
50 BGC Partners Inc 3.750% 10/01/24 BBB- 48,234
70 Blackstone Private Credit Fund 4.700% 3/24/25 BBB- 67,521
40 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 35,001
20 Canadian Imperial Bank of Commerce 3.300% 4/07/25 A 19,325
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 A 19,549
78 Capital One Financial Corp 3.300% 10/30/24 BBB+ 75,828
100 Capital One Financial Corp 2.636% 3/03/26 BBB+ 93,652
100 Capital One Financial Corp 4.927% 5/10/28 BBB+ 97,050
50 Charles Schwab Corp/The 1.150% 5/13/26 A 44,267
40 Chubb INA Holdings Inc 3.150% 3/15/25 A 38,951
60 Citigroup Inc 3.875% 3/26/25 BBB 58,383
10 Citigroup Inc 0.981% 5/01/25 A- 9,522
20 Citigroup Inc 1.281% 11/03/25 A- 18,774
100 Citigroup Inc 2.014% 1/25/26 A- 94,379
100 Citigroup Inc 3.290% 3/17/26 A- 96,486
100 Citigroup Inc 3.070% 2/24/28 A- 93,486
100 Citigroup Inc 4.658% 5/24/28 A- 99,107
50 Citizens Financial Group Inc 2.850% 7/27/26 BBB+ 44,074
60 CNA Financial Corp 3.950% 5/15/24 BBB+ 59,068
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 57,974
140 Credit Suisse Group AG 3.750% 3/26/25 BBB 130,535
10 Deutsche Bank AG/London 3.700% 5/30/24 BBB 9,695
190 Deutsche Bank AG/New York NY 3.700% 5/30/24 BBB 184,267
110 Discover Bank 2.450% 9/12/24 BBB+ 104,563

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ $ 86,753
60 FS KKR Capital Corp 3.400% 1/15/26 BBB- 54,717
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A- 100,889
70 Goldman Sachs Group Inc/The 3.750% 5/22/25 A- 68,163
100 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 89,549
100 Goldman Sachs Group Inc/The 3.615% 3/15/28 A- 95,211
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 A- 98,114
90 HSBC Holdings PLC 0.976% 5/24/25 A 85,142
160 HSBC Holdings PLC 4.300% 3/08/26 A 157,093
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 98,177
10 JPMorgan Chase & Co 0.768% 8/09/25 A+ 9,402
134 JPMorgan Chase & Co 2.005% 3/13/26 A+ 126,366
100 JPMorgan Chase & Co 1.578% 4/22/27 A+ 90,605
100 JPMorgan Chase & Co 2.947% 2/24/28 A+ 93,036
100 JPMorgan Chase & Co 4.851% 7/25/28 A+ 100,272
100 KeyCorp 3.878% 5/23/25 BBB+ 96,630
140 Lloyds Banking Group PLC 1.627% 5/11/27 A- 125,039
30 Main Street Capital Corp 3.000% 7/14/26 BBB- 26,394
16 Marsh & McLennan Cos Inc 3.875% 3/15/24 A- 15,797
15 MetLife Inc 3.600% 4/10/24 A- 14,759
110 Mitsubishi UFJ Financial Group Inc 0.953% 7/19/25 A 103,875
60 Mizuho Financial Group Inc 2.651% 5/22/26 A 56,615
27 Morgan Stanley 3.700% 10/23/24 A 26,476
50 Morgan Stanley 0.790% 5/30/25 A 47,335
100 Morgan Stanley 1.164% 10/21/25 A 93,612
100 Morgan Stanley 2.630% 2/18/26 A 95,180
100 Morgan Stanley 4.679% 7/17/26 A 99,175
110 Morgan Stanley 1.593% 5/04/27 A 98,934
100 Nomura Holdings Inc 1.653% 7/14/26 BBB+ 88,617
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,649
60 Old Republic International Corp 3.875% 8/26/26 BBB+ 57,820
50 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 46,180
40 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 36,547
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 A- 44,337
100 PNC Financial Services Group Inc/The 4.758% 1/26/27 A- 98,858
100 Progressive Corp/The 2.500% 3/15/27 A 93,319
51 Prudential Financial Inc 5.200% 3/15/44 BBB+ 48,694
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,399
50 Royal Bank of Canada 1.200% 4/27/26 A+ 45,511
30 Royal Bank of Canada 2.050% 1/21/27 A+ 27,430
81 Santander Holdings USA Inc 3.500% 6/07/24 BBB 78,860
10 Santander Holdings USA Inc 2.490% 1/06/28 BBB 8,770
100 State Street Corp 5.820% 11/04/28 A+ 104,479
10 Symetra Financial Corp 4.250% 7/15/24 BBB+ 9,937
60 Synchrony Financial 4.375% 3/19/24 BBB- 58,734
10 Synchrony Financial 4.875% 6/13/25 BBB- 9,449
20 Toronto-Dominion Bank/The 2.350% 3/08/24 A 19,478
100 Toronto-Dominion Bank/The 4.285% 9/13/24 A 98,874
50 Toronto-Dominion Bank/The 1.200% 6/03/26 A 44,618
30 Toronto-Dominion Bank/The 1.250% 9/10/26 A+ 26,726
10 Truist Financial Corp 4.260% 7/28/26 A- 9,682
100 US Bancorp 3.100% 4/27/26 A 93,765
10 Vornado Realty LP 2.150% 6/01/26 BBB- 8,296
110 Wells Fargo & Co 3.550% 9/29/25 A 106,970
100 Wells Fargo & Co 3.908% 4/25/26 A 97,512
100 Wells Fargo & Co 4.540% 8/15/26 A 98,504
Total Financials 7,662,633

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
April 30, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 7.0%
$ 50 AbbVie Inc 2.950% 11/21/26 BBB+ $ 47,463
10 Amcor Finance USA Inc 3.625% 4/28/26 BBB 9,625
50 American Tower Corp 3.650% 3/15/27 BBB 47,841
100 AT&T Inc 1.700% 3/25/26 BBB 92,334
30 BAT International Finance PLC 1.668% 3/25/26 BBB 27,315
20 Canadian Pacific Railway Co 1.750% 12/02/26 BBB+ 18,262
50 Cigna Group/The 1.250% 3/15/26 BBB+ 45,619
30 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 26,906
20 Constellation Brands Inc 4.350% 5/09/27 BBB- 19,838
40 Crown Castle Inc 2.900% 3/15/27 BBB 37,313
30 CVS Health Corp 2.875% 6/01/26 BBB 28,621
100 Dell International LLC / EMC Corp 5.250% 2/01/28 BBB 101,236
10 DXC Technology Co 1.800% 9/15/26 BBB 8,787
100 Eastern Energy Gas Holdings LLC 2.500% 11/15/24 A- 96,222
100 eBay Inc 1.400% 5/10/26 BBB+ 91,107
100 Enbridge Inc 7.375% 1/15/83 N/R 99,000
25 Equifax Inc 2.600% 12/15/25 BBB 23,538
20 Equinix Inc 1.450% 5/15/26 BBB 18,068
50 Fidelity National Information Services Inc 0.600% 3/01/24 BBB 47,941
70 Fiserv Inc 2.750% 7/01/24 BBB 68,021
10 Fortive Corp 3.150% 6/15/26 BBB+ 9,562
100 General Motors Financial Co Inc 5.400% 4/06/26 BBB 100,053
80 Global Payments Inc 1.500% 11/15/24 BBB- 75,516
20 HCA Inc, 144A 3.125% 3/15/27 BBB- 18,780
20 HP Inc 1.450% 6/17/26 BBB 18,078
20 Kinder Morgan Inc 1.750% 11/15/26 BBB 18,073
30 Kraft Heinz Foods Co 3.000% 6/01/26 BBB 28,726
10 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 9,041
50 Lowe's Cos Inc 4.800% 4/01/26 BBB+ 50,359
100 Mastercard Inc 4.875% 3/09/28 AA- 103,733
20 McKesson Corp 1.300% 8/15/26 BBB+ 17,959
10 Mondelez International Inc 2.625% 3/17/27 BBB+ 9,367
25 Moody's Corp 3.750% 3/24/25 BBB+ 24,440
100 National Fuel Gas Co 5.200% 7/15/25 BBB- 99,515
10 Northrop Grumman Corp 3.200% 2/01/27 BBB+ 9,617
30 PayPal Holdings Inc 2.400% 10/01/24 A- 29,035
40 Raytheon Technologies Corp 2.650% 11/01/26 BBB+ 37,753
10 Republic Services Inc 2.900% 7/01/26 BBB+ 9,551
30 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB- 28,132
20 Ryder System Inc 2.850% 3/01/27 BBB+ 18,515
20 S&P Global Inc 2.450% 3/01/27 A- 18,764
30 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 BBB+ 28,594
100 T-Mobile USA Inc 3.750% 4/15/27 BBB 96,303
30 Utah Acquisition Sub Inc 3.950% 6/15/26 BBB- 28,704
40 VMware Inc 1.400% 8/15/26 BBB- 35,718
50 Warnemedia Holdings Inc 3.755% 3/15/27 N/R 47,120
Total Industrial 1,926,065
Utility - 15.4%
50 AES Corp/The 1.375% 1/15/26 BBB- 45,322
50 Ameren Corp 2.500% 9/15/24 BBB+ 48,118
20 Ameren Corp 1.950% 3/15/27 BBB+ 18,082
100 American Electric Power Co Inc 1.000% 11/01/25 BBB 91,129
48 American Water Capital Corp 3.850% 3/01/24 A- 47,566
10 American Water Capital Corp 3.000% 12/01/26 A- 9,404
100 American Water Capital Corp 2.950% 9/01/27 A- 94,617
60 Atmos Energy Corp 3.000% 6/15/27 A 56,849
45 Avangrid Inc 3.150% 12/01/24 BBB 43,497
40 Berkshire Hathaway Energy Co 4.050% 4/15/25 A- 39,564
70 Black Hills Corp 1.037% 8/23/24 BBB+ 66,059

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 CenterPoint Energy Inc 2.500% 9/01/24 BBB $ 9,631
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,793
50 Consolidated Edison Co of New York Inc 2.900% 12/01/26 A- 46,952
61 Dominion Energy Inc 3.071% 8/15/24 BBB 59,313
40 Dominion Energy Inc 3.300% 3/15/25 BBB 38,641
100 Dominion Energy Inc 1.450% 4/15/26 BBB 90,928
80 DTE Energy Co 1.050% 6/01/25 BBB 73,920
100 Duke Energy Corp 0.900% 9/15/25 BBB 91,804
20 Duke Energy Corp 3.250% 1/15/82 BBB- 15,100
100 Duke Energy Florida LLC 3.200% 1/15/27 A 96,076
65 Edison International 4.950% 4/15/25 BBB 64,803
50 Emera US Finance LP 0.833% 6/15/24 BBB- 47,369
70 Entergy Louisiana LLC 5.590% 10/01/24 A 70,620
9 Entergy Louisiana LLC 5.400% 11/01/24 A 9,074
150 Entergy Louisiana LLC 2.400% 10/01/26 A 139,959
19 Evergy Inc 2.450% 9/15/24 BBB+ 18,283
100 Evergy Kansas Central Inc 2.550% 7/01/26 A 94,446
90 Eversource Energy 0.800% 8/15/25 BBB+ 82,148
100 Eversource Energy 1.400% 8/15/26 BBB+ 90,008
100 Eversource Energy 2.900% 3/01/27 BBB+ 94,164
50 Exelon Corp 3.950% 6/15/25 BBB 49,034
60 Exelon Corp 3.400% 4/15/26 BBB 57,946
100 Exelon Corp 2.750% 3/15/27 BBB 93,807
10 Fortis Inc/Canada 3.055% 10/04/26 BBB 9,439
166 Georgia Power Co 2.200% 9/15/24 BBB+ 159,774
30 Interstate Power and Light Co 3.250% 12/01/24 BBB+ 29,169
10 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 9,755
100 NextEra Energy Capital Holdings Inc 4.255% 9/01/24 BBB+ 99,043
100 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 BBB+ 101,663
100 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 100,090
90 NiSource Inc 0.950% 8/15/25 BBB 82,642
100 Pacific Gas and Electric Co 3.400% 8/15/24 BBB- 97,194
140 Pacific Gas and Electric Co 3.450% 7/01/25 BBB- 133,674
70 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 64,811
40 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 38,272
70 Public Service Co of Colorado 2.900% 5/15/25 A+ 67,551
200 Public Service Electric and Gas Co 0.950% 3/15/26 A 181,945
100 San Diego Gas & Electric Co 2.500% 5/15/26 A 94,788
40 Sempra Energy 3.300% 4/01/25 BBB 38,837
100 Southern California Edison Co 4.200% 6/01/25 A- 98,775
100 Southern California Edison Co 5.300% 3/01/28 A- 102,699
250 Southern California Gas Co 2.950% 4/15/27 A 236,548
180 Southern Co/The 3.750% 9/15/51 BBB- 153,176
100 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 91,625
40 Tucson Electric Power Co 3.050% 3/15/25 A- 38,653
100 Virginia Electric and Power Co 3.750% 5/15/27 A- 97,898
60 Wisconsin Electric Power Co 3.100% 6/01/25 A 57,818
Total Utility 4,270,865
Total Corporate Debt (cost $14,715,030) 13,859,563
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 7,774,332 U.S. TREASURY - 28.0%
X 7,774,332
$ 82 United States Treasury Note/Bond 1.750% 6/30/24 AAA $ 79,329
150 United States Treasury Note/Bond 3.000% 7/31/24 AAA 147,135
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 67,058
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 839,531
100 United States Treasury Note/Bond 0.250% 5/31/25 AAA 92,527
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 598,787
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 183,023

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
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ued)
Portfolio of Investments
April 30, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 700 United States Treasury Note/Bond 0.750% 4/30/26 AAA $ 641,266
850 United States Treasury Note/Bond 0.750% 5/31/26 AAA 776,920
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 45,844
100 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 91,719
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 91,867
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 844,172
300 United States Treasury Note/Bond 2.500% 3/31/27 AAA 287,883
850 United States Treasury Note/Bond 2.625% 5/31/27 AAA 818,789
300 United States Treasury Note/Bond 3.250% 6/30/27 AAA 296,051
250 United States Treasury Note/Bond 2.750% 7/31/27 AAA 241,865
150 United States Treasury Note/Bond 3.125% 8/31/27 AAA 147,363
100 United States Treasury Note/Bond 3.875% 12/31/27 AAA 101,441
350 United States Treasury Note/Bond 4.000% 2/29/28 AAA 357,711
200 United States Treasury Note/Bond 3.625% 3/31/28 AAA 201,078
850 United States Treasury Note/Bond - When Issued 2.750% 4/30/27 AAA 822,973
Total U.S. Treasury (cost $8,181,701) 7,774,332
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 5,032,178 SECURITIZED - 18.2%
X 5,032,178
$ 50 AmeriCredit Automobile Receivables Trust 2021-2 2021 2 1.010% 1/19/27 AA+ $ 45,873
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 19,117
50 BANK 2021-BNK34 2021 BN34 1.935% 6/15/63 AAA 45,241
100 Barclays Dryrock Issuance Trust 2021 1 0.630% 7/15/27 AAA 94,118
100 Benchmark 2021-B29 Mortgage Trust 2021 B29 2.024% 9/15/54 AAA 89,357
100 Capital One Multi-Asset Execution Trust 2021 A3 1.040% 11/15/26 AAA 94,401
100 CarMax Auto Owner Trust 2022 1 1.470% 12/15/26 AAA 95,748
17 Carmax Auto Owner Trust 2020-1 2020 1 1.890% 12/16/24 AAA 16,786
41 Carvana Auto Receivables Trust 2022-N1 2022 N1, 144A 2.950% 12/11/28 AA 39,839
100 CNH Equipment Trust 2019-C 2019 C 2.350% 4/15/27 AAA 98,252
528 COMM 2014-CCRE16 Mortgage Trust 2014 CR16 3.775% 4/10/47 AAA 517,995
121 COMM 2014-LC17 Mortgage Trust 2014 LC17 3.648% 10/10/47 AAA 117,212
47 Dell Equipment Finance Trust 2022 1, 144A 2.110% 8/23/27 AAA 46,186
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 94,111
38 Exeter Automobile Receivables Trust 2022-1 2022 1A 1.540% 7/15/25 AAA 37,722
48 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 47,205
83 Fannie Mae Pool FN MA3798 3.000% 10/01/34 N/R 79,427
23 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 21,811
24 Fannie Mae Pool FN MA3897 3.000% 1/01/35 N/R 23,419
279 Fannie Mae Pool FN MA3985 3.000% 4/01/35 N/R 265,568
310 Fannie Mae Pool FN MA4206 2.000% 12/01/35 N/R 280,185
52 Ford Credit Auto Lease Trust 2022-A 2022 A 2.780% 10/15/24 AAA 51,545
100 Ford Credit Auto Owner Trust 2020-B 2020 B 1.190% 1/15/26 AAA 96,354
89 Freddie Mac Gold Pool FG G18642 3.500% 4/01/32 N/R 86,553
700 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 AAA 682,638
100 GM Financial Automobile Leasing Trust 2021-2 2021 2 0.690% 5/20/25 AA+ 97,039
300 GS Mortgage Securities Trust 2019-GC38 2019 GC38 3.872% 2/10/52 AAA 295,071
31 Honda Auto Receivables 2020-3 Owner Trust 2020 3 0.370% 10/18/24 AAA 30,608
41 HPEFS Equipment Trust 2022 1A, 144A 1.020% 5/21/29 AAA 41,053
99 Jimmy Johns Funding LLC 2022 1A, 144A 4.077% 4/30/52 BBB 90,878
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 46,424
200 JP Morgan Chase Commercial Mortgage Securities Trust
2013-C16 2013 C16
4.166% 12/15/46 AAA 198,270
84 Mercedes-Benz Auto Lease Trust 2021-B 2021 B 0.400% 11/15/24 AAA 82,067
24 MMAF Equipment Finance LLC 2019-A 2019 A, 144A 2.930% 3/10/26 AAA 23,863
300 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C26 2015 C26
3.531% 10/15/48 AAA 287,319
100 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 AAA 88,150
100 OneMain Financial Issuance Trust 2022-S1 2022 S1, 144A 4.130% 5/14/35 AAA 97,218
79 Santander Drive Auto Receivables Trust 2021-2 2021 2 0.900% 6/15/26 AA+ 77,684
50 Santander Retail Auto Lease Trust 2021-B 2021 B, 144A 0.540% 6/20/25 AAA 48,058
50 Santander Retail Auto Lease Trust 2021-B 2021 B, 144A 1.410% 11/20/25 BBB 47,461

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 65 SoFi Professional Loan Program 2020-C Trust 2020 C, 144A 1.950% 2/15/46 AAA $ 58,908
100 Toyota Auto Receivables 2021-B Owner Trust 2021 B 0.530% 10/15/26 AAA 92,350
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 85,597
80 Wells Fargo Commercial Mortgage Trust 2016-C32 2016
C32
3.324% 1/15/59 Aaa 77,927
83 World Omni Auto Receivables Trust 2021-B 2021 B 0.420% 6/15/26 AAA 79,570
Total Securitized (cost $5,474,432) 5,032,178
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 747,438 GOVERNMENT RELATED - 2.7%
X 747,438
Government Agency - 1.4%
$ 100 Federal Farm Credit Banks Funding Corp 4.500% 1/10/25 AAA $ 100,090
100 Federal Home Loan Banks 5.000% 2/28/25 AA+ 101,281
100 Federal Home Loan Mortgage Corp 5.150% 2/14/25 AAA 99,606
95 Kreditanstalt fuer Wiederaufbau 3.625% 4/01/26 AAA 94,443
Total Government Agency 395,420
Sovereign Debt - 1.3%
90 Asian Development Bank 4.250% 1/09/26 AAA 90,814
70 Canada Government International Bond 3.750% 4/26/28 AAA 70,428
100 European Investment Bank 2.750% 8/15/25 AAA 97,446
100 International Bank for Reconstruction & Development 0.625% 4/22/25 AAA 93,330
Total Sovereign Debt 352,018
Total Government Related (cost $744,457) 747,438
Total Long-Term Investments (cost $29,115,620) 27,413,511
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.4%
X 116,628 MONEY MARKET FUNDS - 0.4%
X 116,628
116,628 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 116,628
Total Money Market Funds (cost $116,628) $ 116,628
Total Investments Purchased with Collateral from Securities Lending (cost $116,628) 116,628
Total Investments (cost $ 29,232,248 ) - 99 .3% 27,530,139
Other Assets & Liabilities, Net - 0.7% 187,893
Net Assets - 100% $ 27,718,032

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
April 30, 2023

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 13,859,563 $ – $ 13,859,563
U.S. Treasury – 7,774,332 – 7,774,332
Securitized – 5,032,178 – 5,032,178
Government Related – 747,438 – 747,438
Investments Purchased with Collateral from
Securities Lending 116,628 – – 116,628
Total
$ 116,628 $ 27,413,511 $ – $ 27,530,139
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $111,860.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments April 30, 2023
(Unaudited)
Ya n
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.8%
X 100,946,040 CORPORATE DEBT - 97.8%
X 100,946,040
Financials - 9.3%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
5.750% 5/15/26 B+ $ 99,831
250 Coinbase Global Inc, 144A 3.375% 10/01/28 BB 151,025
250 Coinbase Global Inc, 144A 3.625% 10/01/31 BB 139,705
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 126,014
80 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 31,506
9 Diversified Healthcare Trust 4.375% 3/01/31 CCC- 5,670
1 Global Aircraft Leasing Co Ltd, (cash 6.500%, PIK 7.250%),
144A
6.500% 9/15/24 B 714
200 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 159,822
170 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 150,893
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 BB- 144,436
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 BB- 113,420
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 49,327
150 Kennedy-Wilson Inc 5.000% 3/01/31 BB 113,710
260 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 209,625
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 143,346
200 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 187,443
350 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 308,746
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 59,989
540 MPT Operating Partnership LP / MPT Finance Corp (3) 4.625% 8/01/29 BB+ 408,792
100 Nationstar Mortgage Holdings Inc, 144A 6.000% 1/15/27 B 94,750
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B 89,250
910 Nationstar Mortgage Holdings Inc, 144A 5.125% 12/15/30 B 745,381
300 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B 249,523
300 OneMain Finance Corp 6.875% 3/15/25 BB 293,484
300 OneMain Finance Corp 7.125% 3/15/26 BB 292,362
467 OneMain Finance Corp 6.625% 1/15/28 BB 433,143
200 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
7.500% 6/01/25 B+ 201,000
450 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 415,125
350 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
4.875% 5/15/29 B+ 302,750
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 B+ 188,796
275 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 B+ 229,652
760 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 684,000
430 RHP Hotel Properties LP / RHP Finance Corp 4.750% 10/15/27 B+ 404,200
390 RHP Hotel Properties LP / RHP Finance Corp, 144A 4.500% 2/15/29 B+ 351,175
400 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 356,036
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 253,656
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 BB+ 242,281
200 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 4.000% 10/15/33 BB+ 156,500
100 SLM Corp 4.200% 10/29/25 BB+ 92,375
1 SLM Corp 3.125% 11/02/26 BB+ 875
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB- 94,845
260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ 221,529
370 XHR LP, 144A 6.375% 8/15/25 B+ 364,844
260 XHR LP, 144A 4.875% 6/01/29 B+ 225,657
Total Financials 9,587,203

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 87.3%
$ 92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB $ 86,290
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 178,111
100 ACCO Brands Corp, 144A 4.250% 3/15/29 BB- 84,277
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 210,703
300 AdaptHealth LLC, 144A (3) 5.125% 3/01/30 B 248,250
200 Air Canada, 144A 3.875% 8/15/26 BB 185,137
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.250% 3/15/26 BB- 235,114
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 BB- 483,348
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB- 247,485
200 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.875% 2/15/30 BB- 186,500
150 Allison Transmission Inc, 144A 5.875% 6/01/29 BB 147,721
100 Allison Transmission Inc, 144A 3.750% 1/30/31 BB 85,359
280 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 189,077
300 AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 CCC+ 217,500
10 AMC Networks Inc 4.250% 2/15/29 BB- 6,928
100 American Airlines Group Inc, 144A 3.750% 3/01/25 CCC 94,193
380 American Axle & Manufacturing Inc (3) 5.000% 10/01/29 B 315,537
180 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 180,179
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 93,238
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 102,677
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 484,320
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 93,638
200 APX Group Inc, 144A 5.750% 7/15/29 B 178,658
900 Aramark Services Inc, 144A 6.375% 5/01/25 B+ 900,000
420 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 412,676
740 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 710,356
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B 65,165
200 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 178,002
100 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 86,163
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 110,894
710 Aston Martin Capital Holdings Ltd, 144A 10.500% 11/30/25 CCC+ 697,757
380 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 355,443
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 88,086
120 Avient Corp, 144A 5.750% 5/15/25 BB- 119,913
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
4.750% 4/01/28 B+ 89,750
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
5.375% 3/01/29 B+ 299,348
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 B+ 138,360
190 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 183,503
80 Ball Corp 4.875% 3/15/26 BB+ 79,221
220 Ball Corp 2.875% 8/15/30 BB+ 184,311
200 Ball Corp 3.125% 9/15/31 BB+ 166,571
230 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 220,792
400 Bausch Health Cos Inc, 144A 6.125% 2/01/27 B 288,226
400 Bausch Health Cos Inc, 144A 5.750% 8/15/27 B 276,492
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B- 65,875
720 Bausch Health Cos Inc, 144A 11.000% 9/30/28 CCC+ 580,500
140 Bausch Health Cos Inc, 144A 14.000% 10/15/30 CCC 89,600

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- $ 135,375
200 Block Inc 2.750% 6/01/26 BB 181,002
150 Block Inc 3.500% 6/01/31 BB 122,204
60 Bombardier Inc, 144A (3) 7.875% 4/15/27 B- 59,824
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B+ 183,250
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B+ 156,000
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 56,019
371 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 325,063
260 Cable One Inc, 144A 4.000% 11/15/30 B 211,432
100 Camelot Finance SA, 144A 4.500% 11/01/26 B+ 94,708
30 Carnival Corp, 144A 9.875% 8/01/27 B+ 30,757
146 Carvana Co, 144A 10.250% 5/01/30 C 80,056
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 480,000
400 Catalent Pharma Solutions Inc, 144A 3.125% 2/15/29 B+ 340,411
500 Catalent Pharma Solutions Inc, 144A (3) 3.500% 4/01/30 B+ 423,952
400 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 366,847
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 3/01/30 BB- 473,218
610 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB- 512,217
810 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 BB- 663,399
320 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 2/01/32 BB- 264,794
600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB- 480,345
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 BB- 159,203
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 BB- 152,348
210 CGG SA, 144A 8.750% 4/01/27 B- 180,651
110 Charles River Laboratories International Inc, 144A 3.750% 3/15/29 BB 96,518
800 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 824,000
800 Chart Industries Inc, 144A 9.500% 1/01/31 B 847,000
710 Chemours Co/The, 144A 5.750% 11/15/28 B+ 631,035
420 Chemours Co/The, 144A 4.625% 11/15/29 B+ 345,909
300 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 B- 297,283
800 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 738,217
650 CHS/Community Health Systems Inc, 144A (3) 8.000% 12/15/27 B- 643,795
100 CHS/Community Health Systems Inc, 144A 6.875% 4/01/28 CCC- 73,823
800 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 B- 709,000
300 CHS/Community Health Systems Inc, 144A 6.875% 4/15/29 CCC 221,982
300 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 CCC 213,516
200 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B- 166,693
250 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 B- 201,685
400 Cimpress PLC 7.000% 6/15/26 CCC+ 334,888
350 Cinemark USA Inc, 144A (3) 5.250% 7/15/28 B 312,118
418 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B+ 376,116
970 Clarivate Science Holdings Corp, 144A (3) 4.875% 7/01/29 CCC+ 873,574
310 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B 280,011
420 Clear Channel Outdoor Holdings Inc, 144A (3) 7.750% 4/15/28 CCC 318,694
410 Clear Channel Outdoor Holdings Inc, 144A (3) 7.500% 6/01/29 CCC 303,398
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 92,970
262 Commscope Inc, 144A 6.000% 3/01/26 B 250,232
490 Commscope Inc, 144A (3) 8.250% 3/01/27 CCC+ 378,827
110 Commscope Inc, 144A (3) 7.125% 7/01/28 CCC+ 78,925
355 Commscope Inc, 144A 4.750% 9/01/29 B 286,679
260 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 B 227,500
100 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 78,000
190 Cornerstone Building Brands Inc, 144A 6.125% 1/15/29 CCC+ 142,975
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 267,000
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 95,963
110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 103,675

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 12 Crowdstrike Holdings Inc 3.000% 2/15/29 BB- $ 10,438
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB 147,050
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 BB+ 127,387
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 662,012
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 386,532
100 Delta Air Lines Inc 2.900% 10/28/24 BB+ 96,452
100 Delta Air Lines Inc 7.375% 1/15/26 BB+ 105,397
200 Diamond BC BV, 144A 4.625% 10/01/29 CCC+ 196,511
220 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A (4)
6.625% 8/15/27 N/R 6,600
318 Diebold Nixdorf Inc, 144A (3) 9.375% 7/15/25 CCC 139,799
500 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BB 438,785
100 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 88,625
141 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 122,602
50 Dycom Industries Inc, 144A 4.500% 4/15/29 BB- 45,639
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 200,975
50 Edgewell Personal Care Co, 144A 4.125% 4/01/29 BB- 44,292
400 Elanco Animal Health Inc 6.650% 8/28/28 B+ 389,452
150 Elastic NV, 144A 4.125% 7/15/29 B+ 129,780
150 Encompass Health Corp 4.500% 2/01/28 B+ 141,428
400 Encompass Health Corp 4.750% 2/01/30 B+ 368,871
90 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 80,936
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 147,734
450 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 438,754
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 273,457
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB- 11,648
100 Fair Isaac Corp, 144A 4.000% 6/15/28 BB 93,153
215 Gap Inc/The, 144A 3.625% 10/01/29 B+ 152,232
355 Gartner Inc, 144A 4.500% 7/01/28 BB+ 333,620
4 Gartner Inc, 144A 3.625% 6/15/29 BB+ 3,541
440 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B- 435,600
150 Gen Digital Inc, 144A 6.750% 9/30/27 BB- 151,158
150 Gen Digital Inc, 144A 7.125% 9/30/30 BB- 150,676
110 Glatfelter Corp, 144A (3) 4.750% 11/15/29 B 78,314
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 192,097
140 Grand Canyon University 4.125% 10/01/24 BB+ 133,056
350 Gray Television Inc, 144A 7.000% 5/15/27 B 283,399
100 Gray Television Inc, 144A 4.750% 10/15/30 B 64,598
30 Griffon Corp 5.750% 3/01/28 B- 27,677
640 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 467,200
750 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 698,714
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 95,698
1,010 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ 964,534
350 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 315,231
90 Hertz Corp/The, 144A 5.000% 12/01/29 B 73,631
200 Hilton Domestic Operating Co Inc, 144A 5.750% 5/01/28 BB 199,516
200 Hilton Domestic Operating Co Inc 3.750% 5/01/29 BB 180,272
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 56,965
200 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB 176,895
310 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 280,572
208 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 181,963
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 76,552
170 Hologic Inc, 144A 3.250% 2/15/29 BB 152,800
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 102,750
7 Howmet Aerospace Inc 6.875% 5/01/25 BB+ 7,209
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 128,675
300 iHeartCommunications Inc (3) 8.375% 5/01/27 B- 197,966

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 154 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- $ 121,634
150 iHeartCommunications Inc, 144A 4.750% 1/15/28 B+ 116,754
250 II-VI Inc, 144A 5.000% 12/15/29 B+ 225,033
120 Ingevity Corp, 144A 3.875% 11/01/28 BB- 105,307
1,550 Intelsat Jackson Holdings SA, 144A 6.500% 3/15/30 B+ 1,430,348
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 195,136
120 Iron Mountain Inc, 144A 5.250% 3/15/28 BB- 115,423
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 94,122
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 355,707
111 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- 102,234
160 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 140,159
320 ITT Holdings LLC, 144A 6.500% 8/01/29 B 265,686
10 Lamar Media Corp (3) 4.000% 2/15/30 BB- 8,971
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 147,145
250 Level 3 Financing Inc, 144A 4.250% 7/01/28 BB- 145,737
901 Level 3 Financing Inc, 144A 10.500% 5/15/30 BB 863,009
300 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 218,547
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 43,281
100 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB- 66,780
33 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BB+ 30,229
460 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 401,672
150 Masonite International Corp, 144A 5.375% 2/01/28 BB 144,375
160 Match Group Holdings II LLC, 144A 4.625% 6/01/28 BB- 147,600
160 Match Group Holdings II LLC, 144A 4.125% 8/01/30 BB- 136,757
160 Match Group Holdings II LLC, 144A 3.625% 10/01/31 BB- 130,704
160 Mattel Inc, 144A 3.375% 4/01/26 BBB- 151,343
162 Mattel Inc, 144A 3.750% 4/01/29 BBB- 146,214
120 Maxar Technologies Inc, 144A 7.750% 6/15/27 B 127,168
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 88,822
140 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 CCC 120,400
120 Mercer International Inc 5.125% 2/01/29 B+ 100,208
64 Methanex Corp 5.125% 10/15/27 BB+ 61,144
150 Methanex Corp 5.250% 12/15/29 BB+ 140,758
130 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B+ 107,095
200 ModivCare Inc, 144A 5.875% 11/15/25 B 191,104
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 BB- 94,027
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 46,375
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 BB 85,544
50 NCL Corp Ltd, 144A 3.625% 12/15/24 CCC+ 46,878
200 NCL Corp Ltd, 144A 5.875% 3/15/26 CCC+ 172,273
200 NCL Corp Ltd, 144A 5.875% 2/15/27 B+ 188,655
200 NCL Corp Ltd, 144A 8.375% 2/01/28 B+ 201,196
310 NCL Corp Ltd, 144A 7.750% 2/15/29 CCC+ 262,490
303 NCR Corp, 144A 5.750% 9/01/27 B 297,333
481 NCR Corp, 144A 5.000% 10/01/28 B 419,515
250 NCR Corp, 144A 5.125% 4/15/29 B 216,250
3 NCR Corp, 144A 6.125% 9/01/29 B 2,940
300 New Fortress Energy Inc, 144A 6.750% 9/15/25 BB- 285,701
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 276,249
100 Newell Brands Inc 4.875% 6/01/25 BB+ 97,307
250 Nexstar Media Inc, 144A 5.625% 7/15/27 B 234,795
688 Nexstar Media Inc, 144A 4.750% 11/01/28 B 604,688
100 Nissan Motor Acceptance Co LLC, 144A 2.000% 3/09/26 BBB- 88,126
100 Nissan Motor Acceptance Co LLC, 144A 2.750% 3/09/28 BBB- 83,211
200 Nissan Motor Co Ltd, 144A 3.522% 9/17/25 BBB- 187,112
200 Nissan Motor Co Ltd 4.345% 9/17/27 BBB- 183,281
200 Nissan Motor Co Ltd, 144A 4.810% 9/17/30 BBB- 175,912
71 Nordstrom Inc 4.375% 4/01/30 BB+ 55,526
250 NuStar Logistics LP 5.750% 10/01/25 BB- 245,183
150 NuStar Logistics LP 6.000% 6/01/26 BB- 147,611

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 NuStar Logistics LP 6.375% 10/01/30 BB- $ 144,452
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 BB 54,004
200 Open Text Corp, 144A 3.875% 2/15/28 BB- 177,222
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB- 165,533
310 Option Care Health Inc, 144A 4.375% 10/31/29 B- 278,734
700 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 644,003
710 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 632,641
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 184,662
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 428,252
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.625% 3/15/30 B 84,423
280 Owens & Minor Inc, 144A 4.500% 3/31/29 B 224,568
20 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 B+ 17,612
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 116,852
391 Performance Food Group Inc, 144A 5.500% 10/15/27 B 383,210
185 Performance Food Group Inc, 144A 4.250% 8/01/29 BB- 168,415
100 Post Holdings Inc, 144A 5.625% 1/15/28 B 97,710
100 Post Holdings Inc, 144A 4.500% 9/15/31 B 87,508
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 BB+ 228,177
120 Prestige Brands Inc, 144A 3.750% 4/01/31 B+ 101,707
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 198,493
1,350 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,264,324
100 PTC Inc, 144A 3.625% 2/15/25 BB- 96,438
100 PTC Inc, 144A 4.000% 2/15/28 BB- 92,983
760 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B+ 315,400
210 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC- 49,833
501 Rakuten Group Inc, 144A 5.125% N/A (5) B 320,974
555 Rakuten Group Inc, 144A 6.250% N/A (5) B 317,144
410 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 304,425
380 Rite Aid Corp, 144A 8.000% 11/15/26 CCC- 205,590
300 ROBLOX Corp, 144A 3.875% 5/01/30 BB 253,260
350 Royal Caribbean Cruises Ltd, 144A 11.500% 6/01/25 BB- 371,438
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B- 183,344
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 B- 177,560
50 SABRE GLBL INC, 144A 9.250% 4/15/25 B- 46,125
840 SBA Communications Corp 3.875% 2/15/27 BB- 783,471
100 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 71,713
260 Seagate HDD Cayman 4.091% 6/01/29 BB 225,430
8 Seagate HDD Cayman, 144A 9.625% 12/01/32 BB 8,553
580 SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 B- 522,017
1,140 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,116,555
220 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 198,812
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 86,874
183 Service Corp International/US 5.125% 6/01/29 BB- 176,138
320 Service Corp International/US 4.000% 5/15/31 BB- 282,006
300 Sinclair Television Group Inc, 144A 4.125% 12/01/30 BB- 238,602
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 210,320
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 285,139
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB- 77,680
360 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 320,663
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 240,629
240 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- 181,361
380 Sotheby's, 144A 7.375% 10/15/27 B 356,262
100 Spectrum Brands Inc, 144A 3.875% 3/15/31 B 82,000
650 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B- 645,773
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 201,872

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 SPX FLOW Inc, 144A (3) 8.750% 4/01/30 CCC $ 125,639
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 B 9,679
200 Stagwell Global LLC 5.625% 8/15/29 B 173,880
500 Studio City Finance Ltd, 144A 6.000% 7/15/25 B+ 459,765
200 Studio City Finance Ltd, 144A 6.500% 1/15/28 B+ 172,463
400 Studio City Finance Ltd, 144A 5.000% 1/15/29 B+ 313,040
300 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 BB- 262,695
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 95,020
250 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 248,631
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 180,181
130 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 115,140
850 Syneos Health Inc, 144A 3.625% 1/15/29 B+ 710,345
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 88,543
211 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 BB- 197,856
190 TEGNA Inc 5.000% 9/15/29 BB- 166,360
150 Teleflex Inc, 144A 4.250% 6/01/28 BB- 140,618
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 87,474
800 Tenet Healthcare Corp 4.875% 1/01/26 BB- 787,885
300 Tenet Healthcare Corp 6.250% 2/01/27 B+ 298,511
551 Tenet Healthcare Corp 5.125% 11/01/27 BB- 534,622
230 Tenet Healthcare Corp 4.625% 6/15/28 BB- 217,956
600 Tenet Healthcare Corp 6.125% 10/01/28 B- 582,125
400 Tenet Healthcare Corp 4.250% 6/01/29 BB- 366,980
480 Tenet Healthcare Corp 4.375% 1/15/30 BB- 441,047
480 Terex Corp, 144A 5.000% 5/15/29 B+ 446,453
650 Thor Industries Inc, 144A 4.000% 10/15/29 B+ 532,998
40 TopBuild Corp, 144A 4.125% 2/15/32 BB 34,373
10 TransDigm Inc 5.500% 11/15/27 B- 9,597
60 TransDigm Inc 4.875% 5/01/29 B- 54,525
110 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 112,583
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 99,798
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 87,256
290 TreeHouse Foods Inc 4.000% 9/01/28 CCC+ 256,659
870 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B 844,642
820 Trivium Packaging Finance BV, 144A (3) 8.500% 8/15/27 CCC 791,651
810 Tronox Inc, 144A 4.625% 3/15/29 BB- 672,388
250 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- 214,218
130 Twilio Inc 3.875% 3/15/31 BB- 108,638
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B 913,500
110 Uber Technologies Inc, 144A 8.000% 11/01/26 B 112,782
760 Uber Technologies Inc, 144A 7.500% 9/15/27 B 783,928
650 Uber Technologies Inc, 144A (3) 6.250% 1/15/28 B 655,915
570 Uber Technologies Inc, 144A 4.500% 8/15/29 B 524,162
150 United Natural Foods Inc, 144A (3) 6.750% 10/15/28 B- 142,380
343 United Rentals North America Inc 5.250% 1/15/30 BB 331,752
99 United Rentals North America Inc 4.000% 7/15/30 BB 88,603
400 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 B 382,759
700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B 556,627
110 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 105,915
24 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 20,685
100 UPC Holding BV, 144A 5.500% 1/15/28 B 89,500
260 US Foods Inc, 144A 6.250% 4/15/25 B+ 261,352
228 US Foods Inc, 144A 4.750% 2/15/29 B- 212,082
100 US Foods Inc, 144A (3) 4.625% 6/01/30 B- 91,451
250 Vail Resorts Inc, 144A 6.250% 5/15/25 BB- 251,875
210 Valvoline Inc, 144A (3) 4.250% 2/15/30 B+ 205,779

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 200 Valvoline Inc, 144A 3.625% 6/15/31 B+ $ 166,071
100 Viasat Inc, 144A 5.625% 4/15/27 BB 92,750
308 Victoria's Secret & Co, 144A (3) 4.625% 7/15/29 B+ 249,107
100 Videotron Ltd, 144A 5.125% 4/15/27 BB 96,500
150 Videotron Ltd, 144A 3.625% 6/15/29 BB 129,705
10 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 8,427
450 Vodafone Group PLC 7.000% 4/04/79 BB+ 461,250
145 Vodafone Group PLC 4.125% 6/04/81 BB+ 117,305
1,300 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 1,084,874
610 Weatherford International Ltd, 144A 6.500% 9/15/28 BB- 610,000
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,018,620
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 534,790
150 Williams Scotsman International Inc, 144A 6.125% 6/15/25 B 149,256
140 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 128,549
1,010 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 B- 831,865
350 WMG Acquisition Corp, 144A 3.875% 7/15/30 BB 308,875
51 WMG Acquisition Corp, 144A (3) 3.000% 2/15/31 BB 41,739
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 130,171
310 Xerox Holdings Corp, 144A 5.500% 8/15/28 BB 267,214
326 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 315,347
310 Zayo Group Holdings Inc, 144A (3) 6.125% 3/01/28 CCC 198,174
910 Ziggo BV, 144A 4.875% 1/15/30 B+ 783,447
180 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- 157,207
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A
(3)
3.875% 2/01/29 B+ 172,446
Total Industrial 90,164,380
Utility - 1.2%
10 Calpine Corp, 144A 5.000% 2/01/31 B+ 8,425
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 189,535
110 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 94,111
150 Edison International 8.125% 6/15/53 BB+ 154,313
750 Enviva Partners LP / Enviva Partners Finance Corp, 144A (3) 6.500% 1/15/26 B+ 639,373
100 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ 98,498
11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 10,202
Total Utility 1,194,457
Total Corporate Debt (cost $110,590,885) 100,946,040
Total Long-Term Investments (cost $110,590,885) 100,946,040
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.7%
X 5,889,078 MONEY MARKET FUNDS - 5.7%
X 5,889,078
5,889,078 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
4.840%(7) $ 5,889,078
Total Money Market Funds (cost $5,889,078) $ 5,889,078
Total Investments Purchased with Collateral from Securities Lending (cost $5,889,078) 5,889,078
Total Investments (cost $ 116,479,963 ) - 103 .5% 106,835,118
Other Assets & Liabilities, Net - (3.5)% (3,575,889)
Net Assets - 100% $ 103,259,229

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 100,946,040 $ – $ 100,946,040
Investments Purchased with Collateral from
Securities Lending 5,889,078 – – 5,889,078
Total
$ 5,889,078 $ 100,946,040 $ – $ 106,835,118
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,613,394.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Perpetual security. Maturity date is not applicable.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.1%
X 114,469,208 U.S. TREASURY - 41.3%
X 114,469,208
$ 900 United States Treasury Note/Bond 0.500% 11/30/23 AAA $ 877,219
1,346 United States Treasury Note/Bond 2.875% 11/30/23 AAA 1,330,805
100 United States Treasury Note/Bond 0.750% 12/31/23 AAA 97,270
1,211 United States Treasury Note/Bond 2.500% 1/31/24 AAA 1,189,524
1,814 United States Treasury Note/Bond 2.250% 4/30/24 AAA 1,768,012
4,672 United States Treasury Note/Bond 2.000% 5/31/24 AAA 4,536,768
800 United States Treasury Note/Bond 3.000% 7/31/24 AAA 784,719
262 United States Treasury Note/Bond 1.250% 8/31/24 AAA 250,988
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 2,993,920
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,405,893
300 United States Treasury Note/Bond 4.250% 12/31/24 AAA 299,859
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 569,461
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,691,073
600 United States Treasury Note/Bond 4.625% 2/28/25 AAA 604,969
1,200 United States Treasury Note/Bond 3.875% 3/31/25 AAA 1,195,125
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,387,910
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 872,998
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,580,687
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 731,813
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,666,722
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,189,652
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,190,332
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 456,445
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,746,367
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,931,500
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 639,816
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,558,688
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 997,648
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,317,744
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,369,758
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 825,469
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,472,125
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 1,010,539
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,641,445
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 479,805
2,000 United States Treasury Note/Bond 2.625% 5/31/27 AAA 1,926,563
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 793,652
2,500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,467,090
1,000 United States Treasury Note/Bond 2.750% 7/31/27 AAA 967,461
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 2,072,601
100 United States Treasury Note/Bond 4.125% 9/30/27 AAA 102,262
1,600 United States Treasury Note/Bond 4.125% 10/31/27 AAA 1,637,125
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 839,819
320 United States Treasury Note/Bond 0.625% 11/30/27 AAA 280,750
1,600 United States Treasury Note/Bond 3.875% 11/30/27 AAA 1,623,125
3,798 United States Treasury Note/Bond 3.875% 12/31/27 AAA 3,852,745
1,500 United States Treasury Note/Bond 3.500% 1/31/28 AAA 1,498,301
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,263,791
1,200 United States Treasury Note/Bond 4.000% 2/29/28 AAA 1,226,438
3,200 United States Treasury Note/Bond 3.625% 3/31/28 AAA 3,217,250
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 580,455
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 272,402
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,379,159
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 461,034
1,000 United States Treasury Note/Bond 3.875% 12/31/29 AAA 1,022,422
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 82,488
1,000 United States Treasury Note/Bond 1.875% 2/15/32 AAA 883,789

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 3,050 United States Treasury Note/Bond 2.875% 5/15/32 AAA $ 2,919,184
1,150 United States Treasury Note/Bond 2.750% 8/15/32 AAA 1,088,367
1,650 United States Treasury Note/Bond 4.125% 11/15/32 AAA 1,741,523
2,100 United States Treasury Note/Bond 3.500% 2/15/33 AAA 2,112,469
200 United States Treasury Note/Bond 1.125% 8/15/40 AAA 132,922
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 976,574
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 398,691
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 763,752
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 150,024
1,400 United States Treasury Note/Bond 2.375% 2/15/42 AAA 1,129,898
3,900 United States Treasury Note/Bond 3.250% 5/15/42 AAA 3,611,309
1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA 1,679,757
500 United States Treasury Note/Bond 3.375% 8/15/42 AAA 470,859
135 United States Treasury Note/Bond 2.750% 11/15/42 AAA 115,103
998 United States Treasury Note/Bond 4.000% 11/15/42 AAA 1,027,940
1,200 United States Treasury Note/Bond 3.875% 2/15/43 AAA 1,212,750
4,221 United States Treasury Note/Bond 2.750% 8/15/47 AAA 3,514,312
1,850 United States Treasury Note/Bond 1.250% 5/15/50 AAA 1,078,420
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 421,121
200 United States Treasury Note/Bond 1.625% 11/15/50 AAA 128,539
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,600,477
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 845,840
160 United States Treasury Note/Bond 1.875% 11/15/51 AAA 109,012
1,300 United States Treasury Note/Bond 2.250% 2/15/52 AAA 970,074
1,350 United States Treasury Note/Bond 2.875% 5/15/52 AAA 1,155,199
550 United States Treasury Note/Bond 3.000% 8/15/52 AAA 483,141
1,300 United States Treasury Note/Bond 3.625% 2/15/53 AAA 1,289,031
1,250 United States Treasury Note/Bond - When Issued 2.750% 4/30/27 AAA 1,210,254
949 United States Treasury Note/Bond - When Issued 4.000% 11/15/52 AAA 1,007,571
10 Israel Government AID Bond 5.500% 9/18/33 AAA 11,305
Total U.S. Treasury (cost $124,362,946) 114,469,208
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 77,301,770 SECURITIZED - 27.9%
X 77,301,770
$ 50 AmeriCredit Automobile Receivables Trust 2021-2 2021 2 1.010% 1/19/27 A+ $ 45,873
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 19,117
200 Bank 2019-BNK19 2019 BN19 2.926% 8/15/61 AAA 176,274
100 BANK 2021-BNK34 2021 BN34 1.935% 6/15/63 AAA 90,483
100 BANK 2021-BNK35 2021 BN35 2.067% 6/15/64 AAA 86,389
500 BBCMS Mortgage Trust 2020-C6 2020 C6 2.690% 2/15/53 AAA 464,768
200 Benchmark 2021-B24 Mortgage Trust 2021 B24 2.264% 3/15/54 AAA 166,322
100 Benchmark 2021-B27 Mortgage Trust 2021 B27 2.703% 7/15/54 A- 68,512
100 Benchmark 2021-B28 Mortgage Trust 2021 B28 2.073% 8/15/54 AAA 85,958
100 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 97,987
100 CarMax Auto Owner Trust 2022 1 1.700% 8/16/27 AAA 93,191
17 Carmax Auto Owner Trust 2020-1 2020 1 1.890% 12/16/24 AAA 16,786
75 Carvana Auto Receivables Trust 2022-N1 2022 N1, 144A 4.130% 12/11/28 BBB 70,895
100 Citibank Credit Card Issuance Trust 2018 A3 3.290% 5/23/25 AAA 99,911
180 Citigroup Commercial Mortgage Trust 2016-C1 2016 C1 3.209% 5/10/49 AAA 169,513
500 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.183% 2/10/48 AAA 479,152
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 94,111
100 Exeter Automobile Receivables Trust 2022-1 2022 1A 2.180% 6/15/26 AAA 98,260
244 Fannie Mae Pool FN MA2941 3.500% 3/01/32 N/R 238,029
72 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 70,445
155 Fannie Mae Pool FN MA3490 4.000% 10/01/33 N/R 153,489
57 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 54,527
113 Fannie Mae Pool FN MA3865 3.000% 12/01/34 N/R 108,121
137 Fannie Mae Pool FN MA3957 3.500% 3/01/35 N/R 132,929
605 Fannie Mae Pool FN MA4074 2.000% 7/01/35 N/R 547,218
541 Fannie Mae Pool FN MA4123 2.000% 9/01/35 N/R 489,351
530 Fannie Mae Pool FN MA4180 2.500% 11/01/35 N/R 493,468

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 523 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R $ 460,347
625 Fannie Mae Pool FN MA4298 2.500% 3/01/36 N/R 583,633
155 Fannie Mae Pool FN MA4302 1.500% 4/01/36 N/R 136,283
70 Fannie Mae Pool FN MA4316 2021 MTGE 2.500% 4/01/36 N/R 65,332
179 Fannie Mae Pool FN MA4330 2.500% 5/01/36 N/R 167,067
322 Fannie Mae Pool FN MA4359 1.500% 6/01/36 N/R 282,937
74 Fannie Mae Pool FN MA4361 2021 MTGE 2.500% 6/01/36 N/R 68,433
164 Fannie Mae Pool FN MA4402 1.500% 8/01/36 N/R 144,210
304 Fannie Mae Pool FN MA4516 2.000% 1/01/37 N/R 274,270
1,200 Fannie Mae Pool FN MA4536 2.000% 2/01/37 N/R 1,082,974
121 Fannie Mae Pool FN MA3890 3.000% 1/01/40 N/R 112,480
758 Fannie Mae Pool FN MA4268 2.000% 2/01/41 N/R 646,376
126 Fannie Mae Pool FN MA4310 1.500% 4/01/41 N/R 103,462
578 Fannie Mae Pool FN MA4334 2.500% 5/01/41 N/R 516,419
87 Fannie Mae Pool FN MA4364 2.000% 6/01/41 N/R 74,170
81 Fannie Mae Pool FN MA4366 2.500% 6/01/41 N/R 72,037
253 Fannie Mae Pool FN MA4387 2.000% 7/01/41 N/R 218,202
341 Fannie Mae Pool FN MA4423 2.500% 9/01/41 N/R 304,613
832 Fannie Mae Pool FN MA3143 3.000% 9/01/47 N/R 759,700
312 Fannie Mae Pool FN MA3120 3.500% 9/01/47 N/R 294,151
54 Fannie Mae Pool FN MA3182 3.500% 11/01/47 N/R 50,661
181 Fannie Mae Pool FN MA3358 4.500% 5/01/48 N/R 178,173
2,454 Fannie Mae Pool FN FM5665 3.500% 8/01/48 N/R 2,313,267
103 Fannie Mae Pool FN MA3536 4.000% 12/01/48 N/R 99,737
174 Fannie Mae Pool FN MA3574 3.500% 1/01/49 N/R 163,739
1,640 Fannie Mae Pool FN FM5488 4.000% 5/01/49 N/R 1,592,684
1,012 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 918,333
682 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 617,874
2,105 Fannie Mae Pool FN MA4182 2.000% 11/01/50 N/R 1,757,723
1,356 Fannie Mae Pool FN MA4208 2.000% 12/01/50 N/R 1,131,922
856 Fannie Mae Pool FN MA4254 1.500% 2/01/51 N/R 675,604
933 Fannie Mae Pool FN MA4255 2.000% 2/01/51 N/R 778,301
350 Fannie Mae Pool FN MA4304 1.500% 4/01/51 N/R 276,402
2,377 Fannie Mae Pool FN MA4305 2.000% 4/01/51 NR 1,982,805
88 Fannie Mae Pool FN MA4337 4.000% 4/01/51 N/R 84,925
859 Fannie Mae Pool FN MA4325 2.000% 5/01/51 N/R 716,880
326 Fannie Mae Pool FN MA4327 3.000% 5/01/51 N/R 293,747
1,832 Fannie Mae Pool FN MA4355 2021 MTGE 2.000% 6/01/51 N/R 1,527,960
645 Fannie Mae Pool FN MA4357 3.000% 6/01/51 N/R 581,264
181 Fannie Mae Pool FN MA4377 1.500% 7/01/51 N/R 142,429
265 Fannie Mae Pool FN MA4378 2.000% 7/01/51 N/R 220,614
457 Fannie Mae Pool FN MA4397 1.500% 8/01/51 N/R 360,731
1,381 Fannie Mae Pool FN MA4398 2.000% 8/01/51 N/R 1,151,595
1,000 Fannie Mae Pool FN MA4437 2021 MA4437 2.000% 10/01/51 N/R 833,172
344 Fannie Mae Pool FN MA4439 3.000% 10/01/51 N/R 310,054
367 Fannie Mae Pool FN MA4465 2.000% 11/01/51 N/R 305,503
1,490 Fannie Mae Pool FN MA4511 2021 2021 2.000% 12/01/51 N/R 1,240,065
7,399 Fannie Mae Pool FN MA4493 2.500% 12/01/51 N/R 6,411,857
874 Fannie Mae Pool FN MA4512 2.500% 1/01/52 N/R 756,717
486 Fannie Mae Pool FN MA4513 2021 2021 3.000% 1/01/52 N/R 437,805
1,485 Fannie Mae Pool FN MA4549 3.000% 2/01/52 N/R 1,334,655
1,015 Fannie Mae Pool FN MA4562 , (WI/DD, Settling 5/11/23) 2.000% 3/01/52 AAA 844,655
3,149 Fannie Mae Pool FN MA4563 , (WI/DD, Settling 5/11/23) 2.500% 3/01/52 N/R 2,727,553
907 Fannie Mae Pool FN MA4565 3.500% 3/01/52 N/R 842,986
472 Fannie Mae Pool FN MA4579 3.000% 4/01/52 N/R 424,045
657 Fannie Mae Pool FN MA4644 2022 1 4.000% 5/01/52 NR 628,399
287 Fannie Mae Pool FN MA4625 2022 1 3.500% 6/01/52 AAA 266,314
939 Fannie Mae Pool FN MA4684 4.500% 6/01/52 N/R 917,631
418 Fannie Mae Pool FN MA4686 5.000% 6/01/52 AAA 415,849
335 Fannie Mae Pool FN MA4655 4.000% 7/01/52 NR 320,513
385 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 AAA 368,580
759 Fannie Mae Pool FN MA4656 4.500% 7/01/52 AAA 742,377
572 Fannie Mae Pool FN MA4701 2022 1 4.500% 7/01/52 AAA 558,720

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 374 Fannie Mae Pool FN MA4709 5.000% 7/01/52 AAA $ 371,529
1,041 Fannie Mae Pool FN MA4737 5.000% 8/01/52 NR 1,035,249
1,033 Fannie Mae Pool FN MA4738 5.500% 8/01/52 AAA 1,041,683
387 Fannie Mae Pool FN MA4732 4.000% 9/01/52 NR 370,091
490 Fannie Mae Pool FN MA4782 , (WI/DD, Settling 5/11/23) 3.500% 10/01/52 AAA 454,974
292 Fannie Mae Pool FN MA4783 , (WI/DD, Settling 5/11/23) 4.000% 10/01/52 AAA 279,428
383 Fannie Mae Pool FN MA4807 5.500% 11/01/52 AAA 386,155
662 Fannie Mae Pool FN MA4847 6.000% 11/01/52 AAA 675,424
284 Fannie Mae Pool FN MA4852 6.500% 11/01/52 AAA 293,790
484 Fannie Mae Pool FN MA4842 2022 1 5.500% 12/01/52 AAA 487,696
1,060 Fannie Mae Pool FN MA4894 6.000% 1/01/53 AAA 1,079,706
763 Fannie Mae Pool FN MA4895 6.500% 1/01/53 AAA 787,033
300 Fannie Mae Pool FN MA5008 , (WI/DD, Settling 5/11/23) 4.500% 5/01/53 AAA 293,272
200 Fannie Mae Pool FN MA5009 , (WI/DD, Settling 5/11/23) 5.000% 5/01/53 AAA 198,872
300 Fannie Mae Pool FN MA5012 , (WI/DD, Settling 5/11/23) 6.500% 5/01/53 AAA 309,612
184 Fannie Mae-Aces 2018 M7 3.130% 3/25/28 N/R 174,348
250 Fannie Mae-Aces 2018 M10 3.469% 7/25/28 N/R 241,849
100 Ford Credit Auto Owner Trust 2022-A 2022 A 1.290% 6/15/26 AAA 95,889
792 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 N/R 760,482
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 AAA 91,063
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 AAA 55,718
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 AAA 89,487
323 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 N/R 310,057
96 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 AAA 84,693
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 87,004
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 N/R 82,633
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 N/R 83,232
482 Ginnie Mae II Pool G2 MA3663 3.500% 5/20/46 N/R 458,923
61 Ginnie Mae II Pool G2 MA5264 4.000% 6/20/48 N/R 59,498
70 Ginnie Mae II Pool G2 MA5398 4.000% 8/20/48 N/R 68,321
433 Ginnie Mae II Pool G2 MA6038 3.000% 7/20/49 N/R 398,959
200 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 N/R 184,596
784 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 AAA 722,022
154 Ginnie Mae II Pool G2 MA6542 3.500% 3/20/50 AAA 146,834
80 Ginnie Mae II Pool G2 MA6600 3.500% 4/20/50 AAA 75,851
80 Ginnie Mae II Pool G2 MA6820 3.000% 8/20/50 AAA 73,663
762 Ginnie Mae II Pool G2 MA6864 2.000% 9/20/50 AAA 657,469
689 Ginnie Mae II Pool G2 MA6865 2.500% 9/20/50 AAA 612,047
83 Ginnie Mae II Pool G2 MA6931 2.500% 10/20/50 AAA 73,755
277 Ginnie Mae II Pool G2 MA6995 2.500% 11/20/50 AAA 245,407
486 Ginnie Mae II Pool G2 MA7051 2020 GNMA II 2.000% 12/20/50 AAA 419,060
243 Ginnie Mae II Pool G2 MA7054 3.500% 12/20/50 AAA 230,484
458 Ginnie Mae II Pool G2 MA7136 2.500% 1/20/51 N/R 406,030
522 Ginnie Mae II Pool G2 MA7312 2021 MTGE 2.500% 4/20/51 AAA 462,698
577 Ginnie Mae II Pool G2 MA7367 2.500% 5/20/51 AAA 511,230
834 Ginnie Mae II Pool G2 MA7472 2.500% 7/20/51 AAA 736,790
824 Ginnie Mae II Pool G2 MA7704 2.000% 11/20/51 AAA 706,670
277 Ginnie Mae II Pool G2 MA7826 2.000% 1/20/52 AAA 236,816
183 Ginnie Mae II Pool G2 MA7827 2.500% 1/20/52 AAA 161,726
1,539 Ginnie Mae II Pool G2 MA7882 3.000% 2/20/52 AAA 1,404,179
471 Ginnie Mae II Pool G2 MA7935 , (WI/DD, Settling 5/18/23) 2.000% 3/20/52 AAA 402,877
464 Ginnie Mae II Pool G2 MA7937 3.000% 3/20/52 AAA 423,865
851 Ginnie Mae II Pool G2 MA7938 3.500% 3/20/52 AAA 798,543
481 Ginnie Mae II Pool G2 MA8046 4.500% 5/20/52 AAA 472,205

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 821 Ginnie Mae II Pool G2 MA8100 4.000% 6/20/52 AAA $ 789,412
241 Ginnie Mae II Pool G2 MA8101 4.500% 6/20/52 AAA 236,616
478 Ginnie Mae II Pool G2 MA8102 5.000% 6/20/52 AAA 476,309
485 Ginnie Mae II Pool G2 MA8151 4.500% 7/20/52 AAA 476,494
196 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 AAA 187,980
196 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 191,969
195 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 194,452
196 Ginnie Mae II Pool G2 MA8266 , (WI/DD, Settling 5/18/23) 3.500% 9/20/52 AAA 183,994
197 Ginnie Mae II Pool G2 MA8349 5.500% 10/20/52 AAA 198,545
197 Ginnie Mae II Pool G2 MA8428 5.000% 11/20/52 NR 196,617
198 Ginnie Mae II Pool G2 MA8430 6.000% 11/20/52 AAA 200,644
495 Ginnie Mae II Pool G2 MA8491 5.500% 12/20/52 AAA 498,775
198 Ginnie Mae II Pool G2 MA8492 6.000% 12/20/52 AAA 201,178
496 Ginnie Mae II Pool G2 MA8571 , (WI/DD, Settling 5/18/23) 6.000% 1/20/53 AAA 504,093
297 Ginnie Mae II Pool G2 MA8572 , (WI/DD, Settling 5/18/23) 6.500% 1/20/53 AAA 304,757
200 Ginnie Mae II Pool G2 MA8801 , (WI/DD, Settling 5/18/23) 5.500% 4/20/53 AAA 201,396
200 Ginnie Mae II Pool G2 MA8876 , (WI/DD, Settling 5/18/23) 4.000% 5/20/53 AAA 192,183
100 GM Financial Automobile Leasing Trust 2021-2 2021 2 0.690% 5/20/25 AA+ 97,039
50 GM Financial Consumer Automobile Receivables Trust
2022-1 2022 1
1.260% 11/16/26 AAA 47,670
200 GS Mortgage Securities Trust 2019-GC38 2019 GC38 3.968% 2/10/52 AAA 189,700
73 Honda Auto Receivables 2021-2 Owner Trust 2021 2 0.330% 8/15/25 AAA 70,379
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 46,424
100 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 AAA 88,150
79 Santander Drive Auto Receivables Trust 2021-2 2021 2 0.900% 6/15/26 AA 77,684
100 Toyota Auto Receivables 2021-B Owner Trust 2021 B 0.530% 10/15/26 AAA 92,350
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 85,597
160 Wells Fargo Commercial Mortgage Trust 2016-C32 2016
C32
3.324% 1/15/59 AAA 155,854
300 Wells Fargo Commercial Mortgage Trust 2019-C49 2019
C49
3.760% 3/15/52 AAA 281,457
83 World Omni Auto Receivables Trust 2021-B 2021 B 0.420% 6/15/26 AAA 79,570
Total Securitized (cost $86,913,148) 77,301,770
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 69,449,265 CORPORATE DEBT - 25.0%
X 69,449,265
Financials - 8.1%
$ 180 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB $ 161,396
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB 122,861
100 Aflac Inc 3.600% 4/01/30 A- 94,274
190 Air Lease Corp 2.875% 1/15/26 BBB 177,516
10 Air Lease Corp 3.125% 12/01/30 BBB 8,519
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 87,703
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 80,919
81 Allstate Corp/The 4.500% 6/15/43 A- 73,041
10 Ally Financial Inc (3) 5.800% 5/01/25 BBB- 9,913
82 Ally Financial Inc 8.000% 11/01/31 BBB- 86,495
10 Ally Financial Inc (3) 8.000% 11/01/31 BBB- 10,580
40 American Express Co 2.250% 3/04/25 A 38,088
100 American Express Co 4.990% 5/01/26 A 99,963
200 American Express Co 1.650% 11/04/26 A 181,353
120 American International Group Inc 3.400% 6/30/30 BBB+ 108,486
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 65,538
42 Assurant Inc 2.650% 1/15/32 BBB 32,038
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 9,749
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 39,236
260 Banco Santander SA 4.175% 3/24/28 A- 247,193
100 Bank of America Corp 3.841% 4/25/25 A 98,204
100 Bank of America Corp 3.384% 4/02/26 A 96,429
100 Bank of America Corp 5.080% 1/20/27 A 99,809

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 200 Bank of America Corp 1.734% 7/22/27 A $ 179,180
250 Bank of America Corp 2.087% 6/14/29 A 216,038
150 Bank of America Corp 4.271% 7/23/29 A 143,765
600 Bank of America Corp 3.974% 2/07/30 A 561,380
200 Bank of America Corp 2.592% 4/29/31 A 169,420
250 Bank of America Corp 2.651% 3/11/32 A 208,353
100 Bank of America Corp 2.299% 7/21/32 A 80,674
122 Bank of America Corp 3.311% 4/22/42 A 93,937
200 Bank of America Corp 2.972% 7/21/52 A 136,471
100 Bank of Montreal 1.500% 1/10/25 A 94,187
100 Bank of Montreal 2.650% 3/08/27 A 92,853
38 Bank of Montreal 3.803% 12/15/32 BBB+ 34,373
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 A+ 93,950
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 A+ 95,490
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 A+ 91,002
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 97,024
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 89,912
300 Barclays PLC 4.836% 5/09/28 BBB+ 284,628
200 Barclays PLC 7.385% 11/02/28 BBB+ 212,975
40 BlackRock Inc 3.250% 4/30/29 AA- 38,327
10 BlackRock Inc 2.400% 4/30/30 AA- 8,865
152 Boston Properties LP 2.900% 3/15/30 BBB+ 123,533
30 BPCE SA 4.000% 4/15/24 A+ 29,528
20 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 15,274
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 47,462
110 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340% 1/30/32 A- 89,665
20 Brookfield Finance Inc 3.900% 1/25/28 A- 18,851
40 Camden Property Trust 2.800% 5/15/30 A- 34,841
130 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 122,650
200 Capital One Financial Corp 5.468% 2/01/29 BBB+ 196,769
30 Cboe Global Markets Inc 3.000% 3/16/32 A- 26,331
100 Charles Schwab Corp/The 3.200% 3/02/27 A 92,925
100 Charles Schwab Corp/The 2.000% 3/20/28 A 87,287
109 Chubb Corp/The 6.000% 5/11/37 A 121,428
40 Citigroup Inc 0.981% 5/01/25 A- 38,090
100 Citigroup Inc 3.290% 3/17/26 A- 96,486
948 Citigroup Inc 3.980% 3/20/30 A- 889,397
100 Citigroup Inc 2.561% 5/01/32 A- 83,016
100 Citigroup Inc 2.520% 11/03/32 A- 81,857
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 74,455
100 CME Group Inc 2.650% 3/15/32 AA- 87,689
60 CME Group Inc 5.300% 9/15/43 AA- 63,496
200 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 188,243
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 77,261
270 Credit Suisse AG/New York NY 2.950% 4/09/25 A 251,371
240 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 226,242
100 Digital Realty Trust LP 5.550% 1/15/28 BBB 100,351
100 Discover Financial Services 6.700% 11/29/32 BBB 105,808
70 Elevance Health Inc 3.650% 12/01/27 BBB 67,955
100 Elevance Health Inc 2.250% 5/15/30 BBB 85,982
100 Elevance Health Inc 4.650% 1/15/43 BBB 94,042
100 Elevance Health Inc 4.550% 5/15/52 BBB 90,738
10 Equitable Holdings Inc 7.000% 4/01/28 BBB+ 10,859
50 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 48,177
42 Equitable Holdings Inc 5.000% 4/20/48 BBB+ 36,351
86 ERP Operating LP 2.500% 2/15/30 A- 74,646
50 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 44,491
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 114,514
30 First American Financial Corp 2.400% 8/15/31 BBB 23,316
30 Franklin Resources Inc 1.600% 10/30/30 A 23,908

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 50 GATX Corp 4.700% 4/01/29 BBB $ 49,155
100 GATX Corp 3.500% 6/01/32 BBB 88,722
100 Goldman Sachs Group Inc/The 3.850% 7/08/24 A 98,348
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 A 179,098
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 A 281,730
582 Goldman Sachs Group Inc/The 2.383% 7/21/32 A 475,440
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 A 166,427
100 Hartford Financial Services Group Inc/The 2.900% 9/15/51 BBB+ 66,115
100 Healthpeak OP LLC 2.125% 12/01/28 BBB+ 86,700
50 Healthpeak OP LLC 3.500% 7/15/29 BBB+ 46,333
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 48,836
175 HSBC Holdings PLC 0.976% 5/24/25 A- 165,554
200 HSBC Holdings PLC 7.336% 11/03/26 A- 209,720
200 HSBC Holdings PLC 2.013% 9/22/28 A- 174,071
450 HSBC Holdings PLC 2.804% 5/24/32 A- 368,458
100 Humana Inc 3.700% 3/23/29 BBB 94,653
50 Humana Inc 4.875% 4/01/30 BBB 50,150
100 Humana Inc 2.150% 2/03/32 BBB 81,084
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 BBB+ 95,044
100 ING Groep NV 3.950% 3/29/27 A- 96,041
50 ING Groep NV 4.050% 4/09/29 A- 47,790
54 Intercontinental Exchange Inc 3.750% 9/21/28 A- 52,197
100 Intercontinental Exchange Inc 4.600% 3/15/33 A- 99,865
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 44,067
20 Invesco Finance PLC 3.750% 1/15/26 A- 19,439
110 JPMorgan Chase & Co 0.824% 6/01/25 A+ 104,510
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 98,177
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,205
100 JPMorgan Chase & Co 4.080% 4/26/26 A+ 98,266
100 JPMorgan Chase & Co 1.470% 9/22/27 A+ 89,045
190 JPMorgan Chase & Co 3.702% 5/06/30 A+ 177,226
210 JPMorgan Chase & Co 2.739% 10/15/30 A+ 184,213
648 JPMorgan Chase & Co 4.493% 3/24/31 A+ 631,317
110 JPMorgan Chase & Co 2.545% 11/08/32 A+ 91,557
140 JPMorgan Chase & Co 3.157% 4/22/42 A+ 106,839
250 JPMorgan Chase & Co 3.328% 4/22/52 A+ 186,661
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 20,356
90 KeyCorp 2.250% 4/06/27 BBB+ 78,479
40 Kilroy Realty LP 4.750% 12/15/28 BBB 35,418
100 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ 78,641
20 Legg Mason Inc 4.750% 3/15/26 A 19,817
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 48,998
10 Lincoln National Corp 3.400% 3/01/32 BBB+ 7,878
20 Lincoln National Corp (3) 4.375% 6/15/50 BBB+ 14,207
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 39,080
210 Lloyds Banking Group PLC 2.438% 2/05/26 A- 198,555
20 Lloyds Banking Group PLC 4.550% 8/16/28 A- 19,287
30 Manulife Financial Corp 5.375% 3/04/46 A- 30,220
150 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 128,069
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 8,763
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 185,664
250 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 A- 222,427
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 61,629
200 Mitsubishi UFJ Financial Group Inc 5.441% 2/22/34 A- 203,101
150 Mizuho Financial Group Inc 2.651% 5/22/26 A- 141,536
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,569
100 Mizuho Financial Group Inc 2.869% 9/13/30 A- 86,805
20 Morgan Stanley 0.790% 5/30/25 A 18,934
40 Morgan Stanley 4.350% 9/08/26 BBB+ 39,124
170 Morgan Stanley 4.210% 4/20/28 A+ 164,810

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 727 Morgan Stanley 3.772% 1/24/29 A+ $ 688,957
100 Morgan Stanley 5.123% 2/01/29 A+ 100,490
291 Morgan Stanley 4.431% 1/23/30 A+ 281,153
110 Morgan Stanley 3.622% 4/01/31 A 100,613
170 Morgan Stanley 2.239% 7/21/32 A+ 137,223
100 Morgan Stanley 2.484% 9/16/36 BBB+ 76,861
250 National Australia Bank Ltd/New York (3) 4.966% 1/12/26 AA- 253,054
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 48,624
100 NatWest Group PLC 5.076% 1/27/30 A- 98,555
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,459
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 101,068
42 Northern Trust Corp 3.950% 10/30/25 A 40,952
20 Northern Trust Corp 3.150% 5/03/29 A+ 18,684
30 ORIX Corp 3.700% 7/18/27 A- 28,698
10 PNC Bank NA 3.300% 10/30/24 A 9,637
10 PNC Bank NA 3.100% 10/25/27 A 9,372
90 PNC Bank NA 4.050% 7/26/28 A- 85,595
20 PNC Bank NA (3) 2.700% 10/22/29 A- 17,308
124 PNC Financial Services Group Inc/The 3.900% 4/29/24 A- 121,713
54 Principal Financial Group Inc 3.700% 5/15/29 A- 51,253
34 Progressive Corp/The 3.200% 3/26/30 A 31,362
20 Progressive Corp/The (3) 3.000% 3/15/32 A 17,995
30 Progressive Corp/The 4.200% 3/15/48 A 26,378
91 Prologis LP 3.875% 9/15/28 A- 88,439
50 Prologis LP 2.875% 11/15/29 A- 44,990
10 Prologis LP 4.375% 9/15/48 A- 8,890
100 Prologis LP 5.250% 6/15/53 A- 100,074
31 Prudential Financial Inc 1.500% 3/10/26 A- 28,528
60 Prudential Financial Inc 3.000% 3/10/40 A- 45,751
10 Prudential Financial Inc (3) 4.500% 9/15/47 BBB+ 9,236
113 Prudential Financial Inc 3.905% 12/07/47 A- 91,640
100 Prudential Funding Asia PLC 3.625% 3/24/32 A 91,251
130 Realty Income Corp 2.200% 6/15/28 A- 116,481
10 Regions Financial Corp 1.800% 8/12/28 BBB+ 8,316
20 Regions Financial Corp 7.375% 12/10/37 BBB+ 21,480
20 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 19,375
19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ 17,869
100 Royal Bank of Canada 3.375% 4/14/25 A+ 97,222
100 Royal Bank of Canada 1.200% 4/27/26 A+ 91,022
100 Royal Bank of Canada 1.150% 7/14/26 A+ 90,029
100 Santander Holdings USA Inc 4.260% 6/09/25 BBB+ 96,726
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 87,698
200 Simon Property Group LP 5.500% 3/08/33 A- 203,576
100 State Street Corp 1.746% 2/06/26 A+ 94,148
100 State Street Corp (3) 2.400% 1/24/30 A+ 87,039
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 46,722
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 A- 313,882
110 Sumitomo Mitsui Financial Group Inc 2.750% 1/15/30 A- 95,930
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 7,889
112 Synchrony Financial 4.875% 6/13/25 BBB- 105,830
212 Toronto-Dominion Bank/The 1.200% 6/03/26 A+ 189,180
30 Toronto-Dominion Bank/The 3.625% 9/15/31 A- 28,352
92 Travelers Cos Inc/The 4.600% 8/01/43 A 86,414
10 Travelers Cos Inc/The 3.750% 5/15/46 A 8,166
51 Truist Bank 3.625% 9/16/25 A 48,250
200 Truist Financial Corp 3.700% 6/05/25 A- 192,658
50 Truist Financial Corp 1.887% 6/07/29 A- 42,327
100 UnitedHealth Group Inc 4.000% 5/15/29 A 98,358
100 UnitedHealth Group Inc 5.300% 2/15/30 A 105,558
100 UnitedHealth Group Inc 4.200% 5/15/32 A 98,052

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 UnitedHealth Group Inc 5.350% 2/15/33 A $ 106,644
311 UnitedHealth Group Inc 4.750% 5/15/52 A 302,296
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 239,827
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 19,979
10 Ventas Realty LP 4.400% 1/15/29 BBB+ 9,542
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 8,676
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 52,036
9 Voya Financial Inc 4.800% 6/15/46 BBB 7,627
40 Voya Financial Inc 4.700% 1/23/48 BBB- 33,703
108 Welltower OP LLC 4.125% 3/15/29 BBB+ 101,202
50 Westpac Banking Corp 1.953% 11/20/28 AA- 43,903
100 Westpac Banking Corp 2.150% 6/03/31 AA- 85,325
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 157,190
10 Willis North America Inc 3.600% 5/15/24 BBB 9,802
50 Willis North America Inc 2.950% 9/15/29 BBB 44,264
20 Zions Bancorp NA 3.250% 10/29/29 BBB 14,765
Total Financials 22,664,945
Industrial - 14.7%
20 3M Co (3) 3.375% 3/01/29 A 19,157
118 3M Co 2.375% 8/26/29 A 105,618
70 3M Co (3) 3.050% 4/15/30 A 64,630
20 ABB Finance USA Inc 3.800% 4/03/28 A- 19,848
44 Adobe Inc 1.900% 2/01/25 A 42,191
18 Adobe Inc 2.150% 2/01/27 A 16,758
40 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 34,497
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 50,404
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 90,936
100 Albemarle Corp (3) 4.650% 6/01/27 BBB 98,818
150 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ 141,995
100 Amazon.com Inc 4.550% 12/01/27 AA- 101,820
100 Amazon.com Inc 4.650% 12/01/29 AA- 102,373
100 Amazon.com Inc 4.700% 12/01/32 AA- 102,843
300 Amazon.com Inc 4.800% 12/05/34 AA- 311,447
100 Amazon.com Inc 3.950% 4/13/52 AA- 88,050
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,882
50 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 42,232
50 American Honda Finance Corp 2.150% 9/10/24 A- 48,309
100 American Honda Finance Corp 1.500% 1/13/25 A- 94,967
10 American Tower Corp 4.000% 6/01/25 BBB- 9,821
100 American Tower Corp (3) 1.500% 1/31/28 BBB- 86,028
70 American Tower Corp (3) 2.900% 1/15/30 BBB- 61,732
100 American Tower Corp (3) 4.050% 3/15/32 BBB- 92,730
100 Amgen Inc 5.150% 3/02/28 BBB+ 102,351
100 Amgen Inc (3) 3.000% 2/22/29 BBB+ 92,829
138 Amgen Inc 2.300% 2/25/31 BBB+ 116,918
100 Amgen Inc 2.000% 1/15/32 BBB+ 81,039
20 Amgen Inc 5.750% 3/15/40 BBB+ 20,600
100 Amgen Inc 5.600% 3/02/43 BBB+ 102,900
200 Amgen Inc 4.400% 5/01/45 BBB+ 176,492
50 Amphenol Corp 4.350% 6/01/29 BBB+ 49,778
100 Analog Devices Inc 1.700% 10/01/28 A 88,095
10 Applied Materials Inc 3.900% 10/01/25 A 9,895
52 Applied Materials Inc 5.100% 10/01/35 A 54,657
50 Applied Materials Inc 4.350% 4/01/47 A 47,310
50 Aptiv PLC 4.350% 3/15/29 BBB 48,537
52 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 40,256
10 Archer-Daniels-Midland Co 3.250% 3/27/30 A 9,396
120 Archer-Daniels-Midland Co 2.700% 9/15/51 A 83,817
100 Arrow Electronics Inc 6.125% 3/01/26 BBB- 100,073

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Astrazeneca Finance LLC 1.200% 5/28/26 A- $ 91,519
49 AstraZeneca PLC 1.375% 8/06/30 A- 40,272
175 AstraZeneca PLC 6.450% 9/15/37 A- 207,283
10 AstraZeneca PLC 4.375% 11/16/45 A- 9,592
100 AT&T Inc 5.539% 2/20/26 BBB 100,119
600 AT&T Inc 4.850% 3/01/39 BBB 563,022
200 AT&T Inc 6.375% 3/01/41 BBB 216,669
100 Autodesk Inc 2.400% 12/15/31 BBB 83,870
100 Automatic Data Processing Inc 1.700% 5/15/28 AA- 89,483
70 AutoNation Inc 1.950% 8/01/28 BBB- 58,264
100 AutoZone Inc 4.500% 2/01/28 BBB 99,784
50 Avery Dennison Corp 2.250% 2/15/32 BBB 40,233
20 Avnet Inc 4.625% 4/15/26 BBB- 19,693
105 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 95,378
180 Baxalta Inc 4.000% 6/23/25 BBB 176,790
60 Baxter International Inc 1.730% 4/01/31 BBB 47,234
100 Baxter International Inc 2.539% 2/01/32 BBB 82,354
100 Becton Dickinson & Co 4.693% 2/13/28 BBB 101,159
12 Bell Telephone Co of Canada or Bell Canada/The 2.150% 2/15/32 BBB+ 9,918
80 Bell Telephone Co of Canada or Bell Canada/The 3.650% 3/17/51 BBB+ 62,831
100 Berry Global Inc, 144A 5.500% 4/15/28 BBB- 100,058
20 Biogen Inc 2.250% 5/01/30 BBB 17,019
40 Block Financial LLC 2.500% 7/15/28 BBB- 34,566
50 Booking Holdings Inc 3.600% 6/01/26 A- 48,881
62 BorgWarner Inc (3) 2.650% 7/01/27 BBB+ 57,494
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 73,828
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 243,635
70 British Telecommunications PLC 9.625% 12/15/30 BBB 88,119
212 Broadcom Inc, 144A 4.150% 4/15/32 BBB- 193,650
385 Broadcom Inc 4.300% 11/15/32 BBB- 353,007
100 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 83,900
100 Brunswick Corp/DE (3) 4.400% 9/15/32 BBB 88,445
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 28,626
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,640
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 42,912
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,721
110 Campbell Soup Co (3) 2.375% 4/24/30 BBB 94,699
50 Canadian National Railway Co 6.375% 11/15/37 A 57,987
30 Canadian National Railway Co 3.650% 2/03/48 A 25,068
10 Canadian National Railway Co 4.450% 1/20/49 A 9,459
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 89,220
70 Canadian Pacific Railway Co 4.300% 5/15/43 BBB 62,636
120 Cardinal Health Inc 4.500% 11/15/44 BBB 103,163
40 Carlisle Cos Inc 3.500% 12/01/24 BBB 38,948
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 15,836
172 Carrier Global Corp 3.377% 4/05/40 BBB- 133,925
100 Caterpillar Financial Services Corp 0.600% 9/13/24 A 94,858
50 Caterpillar Financial Services Corp 3.250% 12/01/24 A 48,916
112 Caterpillar Financial Services Corp 3.400% 5/13/25 A 109,821
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 9,143
100 Caterpillar Inc 3.803% 8/15/42 A 89,714
20 CBRE Services Inc 4.875% 3/01/26 BBB+ 20,015
112 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 101,729
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 87,677
50 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 46,702
10 Celulosa Arauco y Constitucion SA 5.500% 11/02/47 BBB- 8,928
50 Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 BBB- 50,394
62 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 62,276
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 38,512
100 Church & Dwight Co Inc 5.000% 6/15/52 BBB+ 100,267

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 70 Cigna Group/The 4.500% 2/25/26 BBB+ $ 69,827
300 Cigna Group/The 3.050% 10/15/27 BBB+ 282,567
50 Cigna Group/The 4.800% 8/15/38 BBB+ 48,515
100 Cintas Corp No 2 3.450% 5/01/25 A- 97,651
100 Cintas Corp No 2 3.700% 4/01/27 A- 97,899
188 Cisco Systems Inc 2.500% 9/20/26 A+ 178,956
100 Clorox Co/The 4.400% 5/01/29 BBB+ 99,395
50 CNH Industrial NV 3.850% 11/15/27 BBB 48,040
85 Coca-Cola Co/The (3) 1.450% 6/01/27 A+ 77,300
50 Coca-Cola Co/The 1.000% 3/15/28 A+ 43,671
160 Coca-Cola Co/The 1.650% 6/01/30 A+ 135,825
100 Coca-Cola Co/The 3.000% 3/05/51 A+ 78,475
40 Coca-Cola Co/The (3) 2.750% 6/01/60 A+ 29,043
90 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A- 71,963
100 Colgate-Palmolive Co 3.250% 8/15/32 AA- 93,825
200 Comcast Corp 3.300% 4/01/27 A- 192,771
200 Comcast Corp 3.400% 4/01/30 A- 187,495
200 Comcast Corp 1.500% 2/15/31 A- 161,708
100 Comcast Corp 5.500% 11/15/32 A- 107,173
300 Comcast Corp 3.750% 4/01/40 A- 258,918
300 Comcast Corp 2.987% 11/01/63 A- 194,249
10 Conagra Brands Inc 4.600% 11/01/25 BBB- 9,933
130 Conagra Brands Inc 8.250% 9/15/30 BBB- 152,032
50 Corning Inc 5.350% 11/15/48 BBB+ 49,685
10 Corning Inc 3.900% 11/15/49 BBB+ 7,770
10 Corning Inc 4.375% 11/15/57 BBB+ 8,467
100 Costco Wholesale Corp 1.375% 6/20/27 A+ 90,288
40 Crown Castle Inc 4.300% 2/15/29 BBB 38,936
214 Crown Castle Inc 3.300% 7/01/30 BBB 193,160
100 Crown Castle Inc 2.500% 7/15/31 BBB- 83,908
155 CSX Corp 4.250% 3/15/29 BBB+ 153,736
10 CSX Corp 6.000% 10/01/36 BBB+ 10,954
100 CSX Corp 4.100% 3/15/44 BBB+ 88,115
10 CSX Corp 4.750% 11/15/48 BBB+ 9,455
52 CSX Corp 4.250% 11/01/66 BBB+ 43,384
9 Cummins Inc 1.500% 9/01/30 A 7,451
82 Cummins Inc 2.600% 9/01/50 A 54,279
200 CVS Health Corp 3.625% 4/01/27 BBB 193,589
170 CVS Health Corp 1.875% 2/28/31 BBB 138,459
300 CVS Health Corp (3) 2.125% 9/15/31 BBB 246,122
110 CVS Health Corp 2.700% 8/21/40 BBB 78,791
100 CVS Health Corp 4.250% 4/01/50 BBB 83,419
100 Danaher Corp 2.800% 12/10/51 A- 69,745
100 Deere & Co 3.900% 6/09/42 A 92,308
140 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 142,979
122 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 143,209
182 Discovery Communications LLC (3) 3.625% 5/15/30 BBB- 162,021
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 49,714
46 Discovery Communications LLC 4.000% 9/15/55 BBB- 30,232
100 Dollar General Corp 3.500% 4/03/30 BBB 92,504
12 Dollar Tree Inc 4.000% 5/15/25 BBB 11,811
82 Dollar Tree Inc 3.375% 12/01/51 BBB 58,408
30 Dover Corp 5.375% 10/15/35 BBB+ 31,523
141 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 132,229
50 DR Horton Inc 1.300% 10/15/26 BBB+ 44,775
126 DuPont de Nemours Inc (3) 4.725% 11/15/28 BBB+ 127,330
120 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 121,315
30 DXC Technology Co 1.800% 9/15/26 BBB 26,360
171 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 A- 153,663
48 Eaton Corp 3.103% 9/15/27 BBB+ 45,872

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 42 Eaton Corp 4.000% 11/02/32 BBB+ $ 40,356
134 eBay Inc 2.700% 3/11/30 BBB+ 117,582
86 Ecolab Inc 3.250% 12/01/27 A- 83,056
100 Ecolab Inc 2.700% 12/15/51 A- 67,193
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 43,064
25 Eli Lilly & Co 3.375% 3/15/29 A 24,021
100 Eli Lilly & Co 4.700% 2/27/33 A 103,816
50 Emerson Electric Co 2.000% 12/21/28 A 44,351
62 Emerson Electric Co 1.950% 10/15/30 A 52,288
10 Enbridge Inc 2.500% 2/14/25 BBB+ 9,569
160 Enbridge Inc 3.125% 11/15/29 BBB+ 145,405
90 Enbridge Inc 4.500% 6/10/44 BBB+ 76,990
40 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 46,919
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 217,288
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 93,297
40 Equinix Inc 2.625% 11/18/24 BBB 38,462
100 Equinix Inc 3.900% 4/15/32 BBB 91,117
110 Estee Lauder Cos Inc/The 2.600% 4/15/30 A+ 98,863
220 FedEx Corp 3.900% 2/01/35 BBB 198,281
162 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 140,052
254 Fiserv Inc 3.500% 7/01/29 BBB 236,584
50 Flex Ltd 4.875% 6/15/29 BBB- 48,501
30 Flowserve Corp 2.800% 1/15/32 BBB- 24,260
40 FMC Corp 3.450% 10/01/29 BBB- 36,664
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 BBB+ 8,981
79 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 BBB+ 60,929
30 Fortive Corp 3.150% 6/15/26 BBB 28,686
110 Fox Corp 4.709% 1/25/29 BBB 108,050
174 General Mills Inc 2.875% 4/15/30 BBB 158,215
200 General Motors Financial Co Inc 5.000% 4/09/27 BBB 197,810
274 General Motors Financial Co Inc 5.650% 1/17/29 BBB 274,581
210 General Motors Financial Co Inc 4.300% 4/06/29 BBB 195,714
40 Genuine Parts Co 2.750% 2/01/32 BBB 33,758
160 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 159,138
146 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 135,867
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 32,175
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 49,408
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 29,474
230 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 219,667
150 Global Payments Inc 3.200% 8/15/29 BBB- 132,667
162 Halliburton Co 4.850% 11/15/35 BBB+ 158,282
40 Harley-Davidson Inc (3) 4.625% 7/28/45 BBB- 31,104
10 Hasbro Inc 3.500% 9/15/27 BBB 9,496
100 Hasbro Inc 3.900% 11/19/29 BBB 91,863
210 HCA Inc, 144A 3.125% 3/15/27 BBB- 197,190
106 HCA Inc 4.125% 6/15/29 BBB- 100,498
110 HCA Inc 5.125% 6/15/39 BBB- 103,431
100 HCA Inc 3.500% 7/15/51 BBB- 69,800
100 Hewlett Packard Enterprise Co 6.102% 4/01/26 BBB 100,868
50 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 54,050
100 Home Depot Inc/The 2.700% 4/15/25 A 97,256
10 Home Depot Inc/The 2.950% 6/15/29 A 9,344
299 Home Depot Inc/The 5.400% 9/15/40 A 315,873
100 Home Depot Inc/The 5.950% 4/01/41 A 112,187
22 Home Depot Inc/The 4.400% 3/15/45 A 20,458
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 93,935
100 Hormel Foods Corp 1.700% 6/03/28 A- 89,129
92 HP Inc 3.400% 6/17/30 BBB 81,533
100 HP Inc 4.200% 4/15/32 BBB 89,609
20 IDEX Corp 2.625% 6/15/31 BBB 17,097

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 60 Illinois Tool Works Inc 4.875% 9/15/41 A+ $ 60,815
292 Intel Corp 2.450% 11/15/29 A 257,504
10 Intel Corp 4.000% 12/15/32 A 9,522
110 Intel Corp 4.600% 3/25/40 A 103,473
40 Intel Corp 4.250% 12/15/42 A 35,171
60 Intel Corp 4.100% 5/11/47 A 50,506
60 Intel Corp 3.734% 12/08/47 A 47,375
20 International Business Machines Corp 7.000% 10/30/25 A- 21,184
170 International Business Machines Corp 3.300% 5/15/26 A- 164,820
100 International Business Machines Corp 2.720% 2/09/32 A- 86,729
72 International Business Machines Corp 5.600% 11/30/39 A- 74,829
90 International Business Machines Corp 4.700% 2/19/46 A- 82,430
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB- 23,759
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB- 8,661
45 International Paper Co 4.800% 6/15/44 BBB 41,306
42 International Paper Co 4.350% 8/15/48 BBB 36,313
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 BBB 50,139
48 Intuit Inc 1.350% 7/15/27 A- 42,838
10 Intuit Inc 1.650% 7/15/30 A- 8,334
100 J M Smucker Co/The 2.750% 9/15/41 BBB 72,328
40 Jabil Inc (3) 4.250% 5/15/27 BBB- 39,004
112 John Deere Capital Corp 0.450% 6/07/24 A 107,012
100 John Deere Capital Corp 0.625% 9/10/24 A 94,752
100 John Deere Capital Corp 1.300% 10/13/26 A 90,635
360 Johnson & Johnson 3.550% 3/01/36 AAA 336,513
50 Johnson Controls International plc 5.125% 9/14/45 BBB 48,634
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 8,297
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 24,669
110 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 98,229
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 44,672
10 Kimberly-Clark Corp 3.950% 11/01/28 A 9,983
100 Kimberly-Clark Corp 2.000% 11/02/31 A 84,806
48 Kimberly-Clark Corp 6.625% 8/01/37 A 59,031
69 Kimberly-Clark Corp 5.300% 3/01/41 A 73,007
90 Kinder Morgan Inc 1.750% 11/15/26 BBB 81,328
312 Kinder Morgan Inc 5.300% 12/01/34 BBB 306,622
100 KLA Corp 4.650% 7/15/32 A- 101,549
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 11,879
100 Kraft Heinz Foods Co 3.875% 5/15/27 BBB 97,629
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB 97,320
100 Kraft Heinz Foods Co 5.500% 6/01/50 BBB 100,979
10 Kroger Co/The 2.200% 5/01/30 BBB 8,435
160 Kroger Co/The 6.900% 4/15/38 BBB 183,136
9 Kroger Co/The 5.400% 7/15/40 BBB 8,796
100 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 90,413
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 86,311
10 Lam Research Corp 1.900% 6/15/30 A- 8,476
90 Lam Research Corp 3.125% 6/15/60 A- 62,371
60 Lear Corp 2.600% 1/15/32 BBB 47,598
30 Leggett & Platt Inc 4.400% 3/15/29 BBB 29,213
30 Leggett & Platt Inc 3.500% 11/15/51 BBB 22,307
10 Linde Inc/CT 1.100% 8/10/30 A 8,040
70 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 67,473
61 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 60,375
300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ 289,617
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 140,503
60 Magna International Inc 2.450% 6/15/30 A- 51,743
132 Marathon Petroleum Corp 4.750% 9/15/44 BBB 114,464

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 112 Martin Marietta Materials Inc 3.200% 7/15/51 BBB $ 79,615
100 Marvell Technology Inc 2.450% 4/15/28 BBB- 87,928
50 Masco Corp 2.000% 2/15/31 BBB 40,235
32 Mastercard Inc 2.950% 6/01/29 A+ 30,105
44 Mastercard Inc 3.350% 3/26/30 A+ 41,888
100 Mastercard Inc 2.000% 11/18/31 A+ 84,933
40 Mastercard Inc (3) 3.800% 11/21/46 A+ 35,065
70 MDC Holdings Inc 3.966% 8/06/61 BBB- 42,521
100 Medtronic Global Holdings SCA 4.500% 3/30/33 A- 100,932
100 Merck & Co Inc 1.900% 12/10/28 A+ 89,209
200 Merck & Co Inc 1.450% 6/24/30 A+ 166,450
100 Merck & Co Inc 2.750% 12/10/51 A+ 70,863
20 Micron Technology Inc 4.975% 2/06/26 BBB- 19,902
80 Micron Technology Inc 4.185% 2/15/27 BBB- 77,142
50 Microsoft Corp 3.300% 2/06/27 AAA 49,120
211 Microsoft Corp 3.450% 8/08/36 AAA 196,003
576 Microsoft Corp 2.921% 3/17/52 AAA 441,400
20 Moody's Corp (3) 2.000% 8/19/31 BBB+ 16,393
10 Moody's Corp 5.250% 7/15/44 BBB+ 9,861
100 Moody's Corp 3.750% 2/25/52 BBB+ 80,032
50 Mosaic Co/The 4.875% 11/15/41 BBB 44,641
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 83,233
120 MPLX LP 2.650% 8/15/30 BBB 102,530
100 MPLX LP 4.950% 3/14/52 BBB 86,564
30 National Fuel Gas Co 5.500% 1/15/26 BBB- 30,155
50 NetApp Inc 2.375% 6/22/27 BBB 46,267
100 Norfolk Southern Corp 2.300% 5/15/31 BBB+ 84,724
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 30,296
110 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 73,552
50 NOV Inc 3.950% 12/01/42 BBB 37,241
150 Novartis Capital Corp 2.200% 8/14/30 AA- 132,640
100 Novartis Capital Corp 4.400% 5/06/44 AA- 98,233
100 Nutrien Ltd 4.200% 4/01/29 BBB 97,267
100 NVIDIA Corp 2.000% 6/15/31 A 84,729
62 NVIDIA Corp 3.500% 4/01/40 A 53,392
30 NVR Inc 3.000% 5/15/30 BBB+ 26,936
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 BBB 9,370
112 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 92,543
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 82,214
183 ONEOK Inc 4.550% 7/15/28 BBB 179,665
19 ONEOK Inc 4.350% 3/15/29 BBB 18,174
10 ONEOK Inc 7.150% 1/15/51 BBB 10,903
150 Oracle Corp 2.800% 4/01/27 BBB 139,757
100 Oracle Corp 4.650% 5/06/30 BBB 98,031
100 Oracle Corp 4.900% 2/06/33 BBB 98,522
600 Oracle Corp 4.300% 7/08/34 BBB 553,253
150 Oracle Corp 6.900% 11/09/52 BBB 168,049
120 Orange SA (3) 5.375% 1/13/42 BBB+ 123,889
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 47,088
22 Owens Corning 3.400% 8/15/26 BBB 21,098
50 Owens Corning 3.875% 6/01/30 BBB 46,953
100 PACCAR Financial Corp 3.150% 6/13/24 A+ 98,278
100 PACCAR Financial Corp 3.550% 8/11/25 A+ 97,929
20 Paramount Global 4.200% 6/01/29 BBB 18,547
300 Paramount Global (3) 4.200% 5/19/32 BBB 258,171
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,570
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 98,190
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 9,180
10 PayPal Holdings Inc (3) 3.900% 6/01/27 A- 9,878
150 PayPal Holdings Inc 2.850% 10/01/29 A- 136,212

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 60 PepsiCo Inc 3.500% 7/17/25 A+ $ 59,058
20 PepsiCo Inc 2.375% 10/06/26 A+ 18,958
100 PepsiCo Inc 1.625% 5/01/30 A+ 85,083
364 PepsiCo Inc 2.875% 10/15/49 A+ 278,930
100 PerkinElmer Inc 2.250% 9/15/31 BBB 81,257
100 Pfizer Inc 3.600% 9/15/28 A+ 98,304
350 Pfizer Inc 4.200% 9/15/48 A+ 328,403
90 Phillips 66 Co 3.550% 10/01/26 N/R 86,144
112 Phillips 66 Co, 144A 4.680% 2/15/45 BBB+ 99,409
50 PPG Industries Inc 3.750% 3/15/28 BBB+ 48,365
100 Procter & Gamble Co/The 1.000% 4/23/26 AA- 91,847
200 Procter & Gamble Co/The 3.000% 3/25/30 AA- 188,171
25 PulteGroup Inc 5.000% 1/15/27 BBB 25,024
21 PVH Corp 4.625% 7/10/25 BBB- 20,723
30 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 28,093
200 QUALCOMM Inc 1.650% 5/20/32 A 161,300
100 QUALCOMM Inc (3) 4.250% 5/20/32 A 99,948
100 Quanta Services Inc 2.350% 1/15/32 BBB- 80,548
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 27,718
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 48,348
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 32,677
40 RELX Capital Inc 4.750% 5/20/32 BBB+ 40,131
10 Republic Services Inc 3.375% 11/15/27 BBB+ 9,637
70 Republic Services Inc 3.950% 5/15/28 BBB+ 68,621
18 Republic Services Inc 2.300% 3/01/30 BBB+ 15,720
40 Republic Services Inc 1.450% 2/15/31 BBB+ 32,085
40 Rockwell Automation Inc 4.200% 3/01/49 A 36,149
10 Rogers Communications Inc 3.625% 12/15/25 BBB- 9,623
100 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB- 93,774
10 Rogers Communications Inc, 144A 3.800% 3/15/32 BBB- 9,004
140 Rogers Communications Inc 5.450% 10/01/43 BBB- 132,195
100 Roper Technologies Inc 3.800% 12/15/26 BBB 97,328
114 Ryder System Inc 2.500% 9/01/24 BBB+ 110,022
100 Ryder System Inc 2.850% 3/01/27 BBB+ 92,575
100 S&P Global Inc 2.900% 3/01/32 A- 88,800
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB 20,417
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB 145,246
100 Salesforce Inc 2.700% 7/15/41 A 74,791
112 Salesforce Inc 2.900% 7/15/51 A 79,520
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 A 9,277
72 Schlumberger Investment SA 2.650% 6/26/30 A 64,649
131 Sherwin-Williams Co/The 2.950% 8/15/29 BBB 118,487
42 Sherwin-Williams Co/The 4.500% 6/01/47 BBB 37,191
60 Sonoco Products Co 2.850% 2/01/32 BBB 50,936
100 Stanley Black & Decker Inc 4.250% 11/15/28 BBB+ 97,189
100 Stanley Black & Decker Inc (3) 3.000% 5/15/32 BBB+ 84,886
100 Starbucks Corp 3.000% 2/14/32 BBB+ 89,252
100 Starbucks Corp 4.800% 2/15/33 BBB+ 101,372
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 35,285
100 Tapestry Inc 3.050% 3/15/32 BBB- 82,813
21 Target Corp 3.375% 4/15/29 A 20,261
150 Target Corp 2.350% 2/15/30 A 133,194
52 Target Corp 6.500% 10/15/37 A 61,237
9 Target Corp 3.900% 11/15/47 A 7,768
20 TC PipeLines LP 3.900% 5/25/27 BBB+ 19,473
60 Teledyne Technologies Inc 2.250% 4/01/28 BBB 53,497
20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 19,370
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 23,333
10 Telefonica Emisiones SA 4.665% 3/06/38 BBB- 8,716
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 8,302

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- $ 81,167
60 Telefonica Europe BV 8.250% 9/15/30 BBB- 70,649
50 TELUS Corp 3.700% 9/15/27 BBB 48,651
60 Texas Instruments Inc 1.750% 5/04/30 A+ 50,989
100 Texas Instruments Inc 1.900% 9/15/31 A+ 84,185
10 Texas Instruments Inc 3.875% 3/15/39 A+ 9,179
100 Thermo Fisher Scientific Inc 2.800% 10/15/41 A- 76,672
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 38,687
30 Timken Co/The 4.125% 4/01/32 BBB- 27,736
132 Toyota Motor Corp 2.760% 7/02/29 A+ 121,245
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 94,700
100 Toyota Motor Credit Corp 4.400% 9/20/24 A+ 99,714
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 94,914
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 90,714
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 9,574
260 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 215,140
50 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 53,617
150 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 136,817
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 40,067
200 TSMC Arizona Corp 4.250% 4/22/32 AA- 198,345
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 37,889
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- 18,560
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 9,009
100 Tyco Electronics Group SA 2.500% 2/04/32 A- 86,374
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,769
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,455
21 Unilever Capital Corp 2.000% 7/28/26 A+ 19,736
100 Unilever Capital Corp 1.750% 8/12/31 A+ 82,551
468 Union Pacific Corp 3.550% 8/15/39 A- 402,714
100 United Parcel Service Inc 4.450% 4/01/30 A 101,324
150 United Parcel Service Inc 5.200% 4/01/40 A 156,591
100 Valero Energy Corp 2.800% 12/01/31 BBB 84,472
70 Valmont Industries Inc 5.250% 10/01/54 BBB- 63,034
100 Verisk Analytics Inc 4.125% 3/15/29 BBB 96,710
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 37,450
100 Verizon Communications Inc 1.500% 9/18/30 BBB+ 80,905
300 Verizon Communications Inc 2.550% 3/21/31 BBB+ 255,417
605 Verizon Communications Inc 2.355% 3/15/32 BBB+ 496,668
112 Verizon Communications Inc 2.850% 9/03/41 BBB+ 81,160
10 Verizon Communications Inc 5.500% 3/16/47 BBB+ 10,198
200 Verizon Communications Inc 3.875% 3/01/52 BBB+ 160,491
40 VF Corp 2.800% 4/23/27 BBB 37,085
100 VICI Properties LP (3) 4.950% 2/15/30 BBB- 95,589
100 Visa Inc 2.050% 4/15/30 AA- 87,492
201 Visa Inc 4.150% 12/14/35 AA- 197,861
130 VMware Inc 1.400% 8/15/26 BBB- 116,083
10 Vodafone Group PLC 4.125% 5/30/25 BBB 9,878
20 Vodafone Group PLC 6.250% 11/30/32 BBB 21,929
183 Vodafone Group PLC 6.150% 2/27/37 BBB 197,145
100 Vulcan Materials Co 5.800% 3/01/26 BBB 100,526
200 Walgreens Boots Alliance Inc (3) 3.200% 4/15/30 BBB- 176,636
100 Walt Disney Co/The 3.350% 3/24/25 A- 98,330
40 Walt Disney Co/The 2.650% 1/13/31 A- 35,456
130 Walt Disney Co/The 6.400% 12/15/35 A- 150,214
12 Walt Disney Co/The 4.750% 9/15/44 A- 11,775
60 Walt Disney Co/The 4.950% 10/15/45 A- 59,218
270 Walt Disney Co/The 2.750% 9/01/49 A- 187,434
150 Warnermedia Holdings Inc, 144A 3.788% 3/15/25 BBB- 145,337
250 Warnermedia Holdings Inc, 144A 5.391% 3/15/62 BBB- 200,729
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 82,435

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 Waste Management Inc 1.500% 3/15/31 BBB+ $ 8,111
100 Waste Management Inc 4.150% 4/15/32 BBB+ 98,164
110 Western Midstream Operating LP 6.150% 4/01/33 BBB- 111,849
40 Western Union Co/The 2.850% 1/10/25 BBB 38,304
10 Western Union Co/The (3) 6.200% 11/17/36 BBB 10,384
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 88,669
100 Whirlpool Corp (3) 4.700% 5/14/32 BBB 96,850
190 Williams Cos Inc/The 2.600% 3/15/31 BBB 161,418
120 WRKCo Inc 4.000% 3/15/28 BBB 114,850
50 WW Grainger Inc 1.850% 2/15/25 A 47,703
31 Xylem Inc/NY 2.250% 1/30/31 BBB 26,293
10 Zoetis Inc 4.500% 11/13/25 BBB 9,949
126 Zoetis Inc 3.900% 8/20/28 BBB 123,434
9 Zoetis Inc 2.000% 5/15/30 BBB 7,639
Total Industrial 40,757,949
Utility - 2.2%
52 AEP Texas Inc 4.150% 5/01/49 BBB+ 43,552
110 American Water Capital Corp 2.800% 5/01/30 BBB+ 98,570
110 American Water Capital Corp 2.300% 6/01/31 BBB+ 93,795
260 Appalachian Power Co 4.400% 5/15/44 A- 225,589
100 Atmos Energy Corp 2.625% 9/15/29 A- 90,766
100 Atmos Energy Corp 2.850% 2/15/52 A- 68,534
100 Avista Corp 4.000% 4/01/52 A- 83,642
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 A- 115,036
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 210,731
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 A- 93,173
100 Black Hills Corp 5.950% 3/15/28 BBB+ 103,638
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 89,301
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,793
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 76,841
121 Commonwealth Edison Co 6.450% 1/15/38 A 140,358
100 Commonwealth Edison Co 2.750% 9/01/51 A 67,453
100 Connecticut Light and Power Co/The 2.050% 7/01/31 A+ 84,138
40 Consolidated Edison Co of New York Inc (3) 2.400% 6/15/31 A- 34,238
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 125,814
122 Consolidated Edison Co of New York Inc 4.650% 12/01/48 A- 111,749
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 8,440
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 8,742
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- 13,916
90 Consumers Energy Co 3.500% 8/01/51 A+ 70,438
126 DTE Energy Co 2.950% 3/01/30 BBB 111,387
112 Duke Energy Florida LLC 2.400% 12/15/31 A 94,775
47 Duke Energy Florida LLC 6.350% 9/15/37 A 52,934
100 Duke Energy Florida LLC 5.950% 11/15/52 A 113,849
52 Emera US Finance LP 4.750% 6/15/46 BBB- 43,211
10 Enel Generacion Chile SA 4.250% 4/15/24 BBB 9,861
100 Entergy Arkansas LLC 5.150% 1/15/33 A 103,576
100 Essential Utilities Inc 2.400% 5/01/31 BBB 83,695
100 Evergy Metro Inc 4.950% 4/15/33 A 100,504
100 Exelon Corp 2.750% 3/15/27 BBB 93,807
10 Exelon Corp 4.950% 6/15/35 BBB 10,000
10 Exelon Corp 4.450% 4/15/46 BBB 8,718
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 45,208
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 97,545
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 85,871
151 NiSource Inc 3.600% 5/01/30 BBB 140,324
110 NSTAR Electric Co 3.950% 4/01/30 A+ 106,885
12 NSTAR Electric Co 5.500% 3/15/40 A+ 12,470
100 Oncor Electric Delivery Co LLC 2.750% 5/15/30 A 89,977

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 67 Oncor Electric Delivery Co LLC 7.500% 9/01/38 A $ 83,462
100 ONE Gas Inc 4.250% 9/01/32 A- 98,157
170 PECO Energy Co 4.600% 5/15/52 A+ 162,204
100 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 84,163
36 Potomac Electric Power Co 6.500% 11/15/37 A 41,260
50 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 47,841
60 PPL Electric Utilities Corp 4.150% 10/01/45 A+ 52,805
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 20,846
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 42,399
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 16,550
70 Public Service Electric and Gas Co 1.900% 8/15/31 A 57,961
100 Public Service Electric and Gas Co 5.800% 5/01/37 A 108,821
100 Puget Energy Inc 4.224% 3/15/32 BBB- 93,057
30 Puget Sound Energy Inc 5.638% 4/15/41 A 31,103
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 88,345
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 37,445
94 Sempra Energy 6.000% 10/15/39 BBB 99,242
220 Southern California Edison Co 4.700% 6/01/27 A- 221,459
150 Southern California Edison Co 5.450% 6/01/52 A- 151,760
100 Southern California Gas Co 2.950% 4/15/27 A 94,619
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 9,497
20 Southwest Gas Corp 3.800% 9/29/46 BBB+ 15,185
140 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 97,363
86 Southwestern Public Service Co 4.500% 8/15/41 A- 78,076
23 Southwestern Public Service Co 4.400% 11/15/48 A- 20,387
100 Tampa Electric Co 5.000% 7/15/52 A- 96,783
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,596
100 Tucson Electric Power Co 3.250% 5/15/32 A- 88,967
30 Tucson Electric Power Co 3.250% 5/01/51 A- 21,040
25 Union Electric Co 5.450% 3/15/53 A 26,312
20 Washington Gas Light Co 3.796% 9/15/46 A- 16,010
100 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 102,172
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 88,423
20 Wisconsin Electric Power Co 1.700% 6/15/28 A 17,612
10 Wisconsin Power and Light Co 1.950% 9/16/31 A- 8,123
100 Wisconsin Power and Light Co 4.950% 4/01/33 A- 102,280
48 Wisconsin Public Service Corp 3.671% 12/01/42 A 39,202
Total Utility 6,026,371
Total Corporate Debt (cost $79,124,362) 69,449,265
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 13,623,790 GOVERNMENT RELATED - 4.9%
X 13,623,790
Government Agency - 1.6%
$ 10 Equinor ASA 3.250% 11/10/24 AA- $ 9,832
10 Equinor ASA 3.000% 4/06/27 AA- 9,539
10 Equinor ASA 3.625% 9/10/28 AA- 9,805
214 Equinor ASA 3.125% 4/06/30 AA- 200,907
22 Equinor ASA 3.950% 5/15/43 AA- 19,715
20 Equinor ASA 3.700% 4/06/50 AA- 16,868
100 Export Development Canada 3.375% 8/26/25 AAA 98,671
81 Federal National Mortgage Association (3) 2.625% 9/06/24 N/R 79,031
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 66,911
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 186,591
200 Federal National Mortgage Association 0.500% 6/17/25 N/R 185,506
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 188,158
329 Federal National Mortgage Association 5.625% 7/15/37 N/R 388,204
50 Israel Government AID Bond 5.500% 12/04/23 AAA 50,171
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 95,180

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Government Agency (continued)
$ 200 Japan Bank for International Cooperation 0.625% 7/15/25 A+ $ 184,578
200 Japan Bank for International Cooperation 4.250% 1/26/26 A+ 200,397
320 Japan Bank for International Cooperation 2.875% 6/01/27 A+ 305,615
100 Korea Development Bank/The 2.125% 10/01/24 AA 96,618
40 Korea Development Bank/The 1.375% 4/25/27 AA 35,760
774 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 752,142
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 94,902
79 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 73,007
432 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 420,957
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 9,902
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 28,872
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 138,988
100 Landwirtschaftliche Rentenbank 3.875% 9/28/27 AAA 100,769
109 Oesterreichische Kontrollbank AG 3.125% 11/07/23 AA+ 107,896
100 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 94,708
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 97,217
30 Svensk Exportkredit AB 0.625% 5/14/25 AA+ 27,831
200 Svensk Exportkredit AB 4.625% 11/28/25 AA+ 202,293
Total Government Agency 4,577,541
Municipal Bonds - 0.8% (4)
250 Province of Alberta Canada (No Opt. Call) 1.000% 5/20/25 AA- 233,953
160 Province of Alberta Canada (No Opt. Call) 3.300% 3/15/28 AA- 155,952
40 Province of Alberta Canada (No Opt. Call) 1.300% 7/22/30 AA- 33,436
140 Province of British Columbia Canada (No Opt. Call) 1.750% 9/27/24 AA 134,735
50 Province of British Columbia Canada (No Opt. Call) 2.250% 6/02/26 AA+ 47,580
110 Province of British Columbia Canada (No Opt. Call) 0.900% 7/20/26 AA+ 100,132
100 Province of Manitoba Canada (No Opt. Call) 2.600% 4/16/24 A+ 97,867
100 Province of Manitoba Canada (No Opt. Call) 1.500% 10/25/28 A+ 88,756
70 Province of New Brunswick Canada (No Opt. Call) 3.625% 2/24/28 A+ 69,102
10 Province of Ontario Canada (No Opt. Call) 3.400% 10/17/23 AA- 9,921
110 Province of Ontario Canada (No Opt. Call) 3.200% 5/16/24 AA- 108,130
200 Province of Ontario Canada (No Opt. Call) 2.500% 4/27/26 AA- 191,498
100 Province of Ontario Canada (No Opt. Call) 3.100% 5/19/27 AA- 97,124
100 Province of Ontario Canada (No Opt. Call) 1.800% 10/14/31 AA- 85,122
100 Province of Ontario Canada (No Opt. Call) (3) 2.125% 1/21/32 AA- 87,094
89 Province of Quebec Canada (No Opt. Call) 2.875% 10/16/24 AA- 86,929
180 Province of Quebec Canada (No Opt. Call) 1.500% 2/11/25 AA- 171,283
50 Province of Quebec Canada (No Opt. Call) 0.600% 7/23/25 AA- 46,304
295 Province of Quebec Canada (No Opt. Call) 2.500% 4/20/26 AA- 282,875
70 Province of Quebec Canada (No Opt. Call) 2.750% 4/12/27 AA- 67,173
Total Municipal Bonds 2,194,966
Sovereign Debt - 2.5%
10 African Development Bank 3.000% 9/20/23 AAA 9,919
100 African Development Bank 3.375% 7/07/25 AAA 98,654
100 African Development Bank 0.875% 7/22/26 AAA 90,911
100 Asian Development Bank 4.125% 9/27/24 AAA 99,471
400 Asian Development Bank 1.500% 10/18/24 AAA 383,660
110 Asian Development Bank 1.500% 1/20/27 AAA 101,583
100 Asian Development Bank (3) 1.875% 3/15/29 AAA 90,749
100 Asian Development Bank 3.125% 4/27/32 AAA 95,853
80 Canada Government International Bond 1.625% 1/22/25 AAA 76,536
100 Canada Government International Bond 2.875% 4/28/25 AAA 97,586
30 Chile Government International Bond 3.125% 1/21/26 A 29,093
30 Chile Government International Bond 3.240% 2/06/28 A 28,718
210 Chile Government International Bond (3) 2.450% 1/31/31 A 184,347
200 Chile Government International Bond 3.250% 9/21/71 A 133,035
32 Council Of Europe Development Bank 1.375% 2/27/25 AAA 30,392
50 Council Of Europe Development Bank (3) 0.875% 9/22/26 AAA 45,316

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 100 European Bank for Reconstruction & Development 4.375% 3/09/28 AAA $ 103,258
311 European Investment Bank 3.125% 12/14/23 AAA 307,420
100 European Investment Bank 2.250% 6/24/24 AAA 97,426
100 European Investment Bank 2.750% 8/15/25 AAA 97,446
100 European Investment Bank 0.750% 10/26/26 AAA 90,277
112 European Investment Bank 1.375% 3/15/27 AAA 102,835
100 European Investment Bank 3.625% 7/15/30 AAA 100,332
34 Hungary Government International Bond 7.625% 3/29/41 BBB 38,626
200 Indonesia Government International Bond 4.550% 1/11/28 BBB 200,327
200 Indonesia Government International Bond 5.650% 1/11/53 BBB 210,413
100 Inter-American Development Bank 3.250% 7/01/24 AAA 98,510
130 Inter-American Development Bank 2.000% 7/23/26 AAA 122,824
100 Inter-American Development Bank 1.500% 1/13/27 AAA 92,184
100 Inter-American Development Bank 4.000% 1/12/28 AAA 101,543
100 Inter-American Development Bank 1.125% 7/20/28 AAA 88,078
200 Inter-American Development Bank 3.875% 10/28/41 AAA 192,971
60 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 58,796
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 514,855
151 International Bank for Reconstruction & Development (3) 2.125% 3/03/25 AAA 145,446
60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA 58,841
20 International Bank for Reconstruction & Development 2.500% 11/22/27 AAA 19,023
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 85,663
112 International Bank for Reconstruction & Development (3) 2.500% 3/29/32 AAA 102,588
80 International Finance Corp 0.375% 7/16/25 AAA 73,477
50 International Finance Corp 2.126% 4/07/26 AAA 47,600
240 Israel Government International Bond 2.750% 7/03/30 A+ 216,364
70 Israel Government International Bond 3.875% 7/03/50 A+ 58,450
80 Korea International Bond 2.750% 1/19/27 AA 76,417
10 Korea International Bond 2.500% 6/19/29 AA- 9,242
20 Korea International Bond 1.000% 9/16/30 AA 16,413
70 Korea International Bond (3) 1.750% 10/15/31 AA 59,676
70 Nordic Investment Bank 2.250% 5/21/24 AAA 68,166
120 Panama Government International Bond 4.000% 9/22/24 BBB 118,161
20 Panama Government International Bond 3.750% 3/16/25 BBB 19,560
30 Panama Government International Bond 3.160% 1/23/30 BBB 26,479
250 Panama Government International Bond 4.500% 5/15/47 BBB 200,180
80 Panama Government International Bond 4.500% 4/16/50 BBB 62,400
10 Peruvian Government International Bond 4.125% 8/25/27 BBB 9,820
180 Peruvian Government International Bond 2.844% 6/20/30 BBB 159,584
70 Peruvian Government International Bond 2.783% 1/23/31 BBB 60,626
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 54,337
96 Peruvian Government International Bond 5.625% 11/18/50 BBB 99,156
20 Peruvian Government International Bond 3.550% 3/10/51 BBB 15,076
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB 9,527
100 Republic of Italy Government International Bond 1.250% 2/17/26 BBB 89,811
270 Republic of Italy Government International Bond 2.875% 10/17/29 BBB 237,119
70 Republic of Poland Government International Bond 4.000% 1/22/24 A- 69,460
110 Republic of Poland Government International Bond 4.875% 10/04/33 A- 111,638
64 Uruguay Government International Bond 5.750% 10/28/34 BBB 70,490
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 186,549
Total Sovereign Debt 6,851,283
Total Government Related (cost $14,991,526) 13,623,790
Total Long-Term Investments (cost $305,391,982) 274,844,033

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.9%
X 2,600,203 MONEY MARKET FUNDS - 0.9%
X 2,600,203
2,600,203 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.840%(6) $ 2,600,203
Total Money Market Funds (cost $2,600,203) $ 2,600,203
Total Investments Purchased with Collateral from Securities Lending (cost $2,600,203) 2,600,203
Total Investments (cost $ 307,992,185 ) - 100 .0% 277,444,236
Other Assets & Liabilities, Net - 0.0% 136,251
Net Assets - 100% $ 277,580,487
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 114,469,208 $ – $ 114,469,208
Securitized – 77,301,770 – 77,301,770
Corporate Debt – 69,449,265 – 69,449,265
Government Related – 13,623,790 – 13,623,790
Investments Purchased with Collateral from
Securities Lending 2,600,203 – – 2,600,203
Total
$ 2,600,203 $ 274,844,033 $ – $ 277,444,236
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,533,392.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.